Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2022 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.07%
American Credit Acceptance Receivables Trust
2022-3, 4.550%, 10/13/2026 (a)	$1,000,000	$973,480
2022-4, 6.750%, 10/13/2026 (a)	1,000,000	1,003,307
2021-4, 1.320%, 02/14/2028 (a)	1,085,000	1,024,957
2022-2, 4.410%, 06/13/2028 (a)	4,400,000	4,289,021
2022-3, 4.860%, 10/13/2028 (a)	4,000,000	3,846,593
2022-4, 7.860%, 02/15/2029 (a)	4,020,000	4,067,073
Exeter Automobile Receivables Trust
2022-5A, 5.430%, 04/15/2026	5,000,000	4,969,456
2022-2A, 3.650%, 10/15/2026	9,500,000	9,205,177
2022-5A, 5.970%, 03/15/2027	5,000,000	4,978,510
2022-6A, 0.000%, 08/16/2027	10,000,000	9,999,453
2022-5A, 6.510%, 12/15/2027	5,000,000	4,991,536
2022-6A, 0.000%, 05/15/2028	5,000,000	4,999,574
2022-4A, 4.920%, 12/15/2028	4,000,000	3,766,214
First Investors Auto Owner Trust
2021-1A, 1.170%, 03/15/2027 (a)	1,795,000	1,692,615
2022-1A, 3.130%, 05/15/2028 (a)	5,000,000	4,644,954
Flagship Credit Auto Trust
2022-3, 4.550%, 04/15/2027 (a)	10,000,000	9,772,840
GLS Auto Receivables Issuer Trust
2022-2A, 4.700%, 09/15/2026 (a)	5,000,000	4,838,688
2022-3A, 4.920%, 01/15/2027 (a)	3,000,000	2,925,970
2021-4A, 1.940%, 10/15/2027 (a)	8,650,000	7,970,397
Honda Auto Receivables Owner Trust
2022-2, 3.810%, 03/18/2025	4,225,000	4,174,070
2022-2, 3.730%, 07/20/2026	4,125,000	4,024,707
New Residential Advance Receivables Trust
2020-T1, 2.269%, 08/15/2053 (a)	1,700,000	1,625,165
2020-T1, 3.011%, 08/15/2053 (a)	4,400,000	4,202,886
Santander Drive Auto Receivables Trust
2022-2, 3.440%, 09/15/2027	10,000,000	9,623,028
2022-7, 5.950%, 01/17/2028	10,000,000	10,032,880
2022-5, 4.740%, 10/16/2028	7,500,000	7,142,892
2022-2, 3.760%, 07/16/2029	5,000,000	4,706,074
2022-7, 6.690%, 03/17/2031	9,000,000	9,070,262
Westlake Automobile Receivables Trust
2022-2A, 3.750%, 04/15/2026 (a)	4,850,000	4,721,025
2022-1A, 2.750%, 03/15/2027 (a)	2,645,000	2,536,626
TOTAL ASSET BACKED SECURITIES (Cost $155,180,266)		151,819,430

COLLATERALIZED LOAN OBLIGATIONS - 6.75%
Apidos CLO XI
2012-11A, 7.829% (3 Month LIBOR USD + 3.750%), 04/17/2034 (a)(b)(c)	1,500,000	1,465,818
Apidos CLO XII
2013-12A, 6.679% (3 Month LIBOR USD + 2.600%), 04/15/2031 (a)(b)(c)	3,195,000	2,918,156
2013-12A, 9.479% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	6,150,000	5,014,987
Apidos CLO XV
2013-15A, 5.793% (3 Month LIBOR USD + 1.550%), 04/20/2031 (a)(b)(c)	4,000,000	3,874,936
2013-15A, 6.093% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,640,050
2013-15A, 9.943% (3 Month LIBOR USD + 5.700%), 04/20/2031 (a)(b)(c)	3,843,000	3,358,809
Apidos CLO XX
2015-20A, 6.029% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	1,250,000	1,173,997
2015-20A, 9.779% (3 Month LIBOR USD + 5.700%), 07/16/2031 (a)(b)(c)	1,750,000	1,426,784
Apidos CLO XXIV
2016-24A, 10.043% (3 Month LIBOR USD + 5.800%), 10/20/2030 (a)(b)(c)	2,550,000	2,129,357
Apidos CLO XXIX
2018-29A, 6.258% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,093,999
2018-29A, 7.108% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	5,783,169
Apidos CLO XXVIII
2017-28A, 5.393% (3 Month LIBOR USD + 1.150%), 01/20/2031 (a)(b)(c)	2,000,000	1,935,424
Apidos CLO XXX
XXXA, 6.194% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	3,600,000	3,378,553
Apidos CLO XXXI
2019-31A, 10.679% (3 Month LIBOR USD + 6.600%), 04/15/2031 (a)(b)(c)	1,400,000	1,245,437
Apidos CLO XXXII
2019-32A, 10.993% (3 Month LIBOR USD + 6.750%), 01/20/2033 (a)(b)(c)	1,500,000	1,344,969
Ares XLII CLO Ltd.
2017-42A, 7.775% (3 Month LIBOR USD + 3.450%), 01/22/2028 (a)(b)(c)	5,000,000	4,601,500
Ares XLVI CLO Ltd.
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,207,611
2017-46A, 5.779% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,341,020
Ares XLVII CLO Ltd.
2018-47A, 6.779% (3 Month LIBOR USD + 2.700%), 04/15/2030 (a)(b)(c)	1,915,000	1,677,291
Ares XXXIR CLO Ltd.
2014-31RA, 6.357% (3 Month LIBOR USD + 1.600%), 05/24/2030 (a)(b)(c)	3,000,000	2,876,277
Ares XXXIX CLO Ltd.
2016-39A, 7.544% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)	7,335,000	6,536,160
Ares XXXVIII CLO Ltd.
2015-38A, 6.743% (3 Month LIBOR USD + 2.500%), 04/20/2030 (a)(b)(c)	7,450,000	6,642,904
BCRED MML CLO, LLC
2022-1A, 6.713% (TSFR3M + 2.750%), 04/20/2035 (a)(b)	2,000,000	1,787,870
Betony CLO 2 Ltd.
2018-1A, 6.265% (3 Month LIBOR USD + 1.850%), 04/30/2031 (a)(b)(c)	1,200,000	1,132,610
BlueMountain CLO Ltd.
2018-1A, 6.115% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	6,730,893
2014-2A, 5.993% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,500,000	5,280,616
Burnham Park CLO Ltd.
2016-1A, 6.393% (3 Month LIBOR USD + 2.150%), 10/20/2029 (a)(b)(c)	5,250,000	5,006,788
Buttermilk Park CLO Ltd.
2018-1A, 7.179% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)	1,000,000	919,318
Catskill Park CLO Ltd.
2017-1A, 7.943% (3 Month LIBOR USD + 3.700%), 04/20/2029 (a)(b)(c)	3,500,000	3,213,714
2017-1A, 10.243% (3 Month LIBOR USD + 6.000%), 04/20/2029 (a)(b)(c)	1,250,000	1,066,230
Chenango Park CLO Ltd.
2018-1A, 7.079% (3 Month LIBOR USD + 3.000%), 04/15/2030 (a)(b)(c)	1,000,000	914,597
CIFC Funding Ltd.
2017-3A, 6.043% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,050,423
2018-1A, 5.944% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,504,383
Fillmore Park CLO Ltd.
2018-1A, 9.479% (3 Month LIBOR USD + 5.400%), 07/15/2030 (a)(b)(c)	1,000,000	864,895
Gilbert Park CLO Ltd.
2017-1A, 7.029% (3 Month LIBOR USD + 2.950%), 10/15/2030 (a)(b)(c)	8,475,000	8,012,130
2017-1A, 10.479% (3 Month LIBOR USD + 6.400%), 10/15/2030 (a)(b)(c)	1,250,000	1,065,316
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 8.943% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	6,561,000	5,620,153
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 9.075% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	8,000,000	6,782,920
Goldentree Loan Management US CLO 5 Ltd.
2019-5A, 7.393% (3 Month LIBOR USD + 3.150%), 10/20/2032 (a)(b)(c)	2,500,000	2,344,320
2019-5A, 9.093% (3 Month LIBOR USD + 4.850%), 10/20/2032 (a)(b)(c)	7,500,000	6,275,453
Goldentree Loan Opportunities X Ltd.
2015-10A, 7.293% (3 Month LIBOR USD + 3.050%), 07/20/2031 (a)(b)(c)	4,000,000	3,810,468
Goldentree Loan Opportunities XI Ltd.
2015-11A, 6.594% (3 Month LIBOR USD + 2.400%), 01/18/2031 (a)(b)(c)	2,250,000	2,126,772
2015-11A, 9.594% (3 Month LIBOR USD + 5.400%), 01/18/2031 (a)(b)(c)	3,750,000	3,192,191
GoldentTree Loan Management US CLO 1 Ltd.
2021-9A, 8.993% (3 Month LIBOR USD + 4.750%), 01/20/2033 (a)(b)(c)	6,500,000	5,499,156
Golub Capital BDC 3 CLO 1, LLC
2021-1A, 6.879% (3 Month LIBOR USD + 2.800%), 04/15/2033 (a)(b)(c)	7,000,000	6,422,983
Grippen Park CLO Ltd.
2017-1A, 7.543% (3 Month LIBOR USD + 3.300%), 01/20/2030 (a)(b)(c)	7,550,000	7,211,428
2017-1A, 9.943% (3 Month LIBOR USD + 5.700%), 01/20/2030 (a)(b)(c)	1,150,000	1,016,280
Jay Park CLO Ltd.
2016-1A, 6.893% (3 Month LIBOR USD + 2.650%), 10/20/2027 (a)(b)(c)	1,124,000	1,082,323
LCM 26 Ltd.
26A, 6.743% (3 Month LIBOR USD + 2.500%), 01/20/2031 (a)(b)(c)	1,000,000	826,426
26A, 9.543% (3 Month LIBOR USD + 5.300%), 01/20/2031 (a)(b)(c)	4,000,000	2,938,728
LCM 29 Ltd.
29A, 5.679% (3 Month LIBOR USD + 1.600%), 04/15/2031 (a)(b)(c)	4,750,000	4,552,357
LCM 34 Ltd.
34A, 10.783% (3 Month LIBOR USD + 6.540%), 10/20/2034 (a)(b)(c)	3,250,000	2,686,050
LCM 35 Ltd.
35A, 10.689% (3 Month LIBOR USD + 6.610%), 10/15/2034 (a)(b)(c)	4,750,000	3,797,255
LCM 36 Ltd.
36A, 10.789% (3 Month LIBOR USD + 6.710%), 01/15/2034 (a)(b)(c)	6,000,000	4,762,128
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 6.029% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,489,119
27A, 7.029% (3 Month LIBOR USD + 2.950%), 07/16/2031 (a)(b)(c)	4,000,000	3,357,760
27A, 9.679% (3 Month LIBOR USD + 5.600%), 07/16/2031 (a)(b)(c)	2,000,000	1,475,792
LCM XIV LP
14A, 5.823% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,422,972
14A, 6.093% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,476,086
14A, 9.743% (3 Month LIBOR USD + 5.500%), 07/20/2031 (a)(b)(c)	1,000,000	720,370
LCM XV LP
15A, 7.943% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	9,000,000	7,913,673
LCM XVI LP
16A, 5.829% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	3,871,832
16A, 6.229% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	4,779,016
16A, 10.459% (3 Month LIBOR USD + 6.380%), 10/15/2031 (a)(b)(c)	1,600,000	1,274,730
LCM XVII LP
17A, 10.079% (3 Month LIBOR USD + 6.000%), 10/15/2031 (a)(b)(c)	1,000,000	735,336
LCM XVIII LP
19A, 5.829% (3 Month LIBOR USD + 1.750%), 07/15/2027 (a)(b)(c)	2,500,000	2,472,913
19A, 6.779% (3 Month LIBOR USD + 2.700%), 07/15/2027 (a)(b)(c)	4,000,000	3,949,384
18A, 10.193% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	5,300,000	3,972,371
LCM XXII Ltd.
22A, 7.043% (3 Month LIBOR USD + 2.800%), 10/20/2028 (a)(b)(c)	2,000,000	1,738,750
LCM XXV Ltd.
25A, 7.693% (3 Month LIBOR USD + 3.450%), 07/20/2030 (a)(b)(c)	4,000,000	3,408,032
Long Point Park CLO Ltd.
2017-1A, 6.479% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,478,716
2017-1A, 9.679% (3 Month LIBOR USD + 5.600%), 01/17/2030 (a)(b)(c)	2,000,000	1,662,358
Magnetite VIII Ltd.
2014-8A, 6.979% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	10,150,000	9,670,605
Magnetite XII Ltd.
2015-12A, 9.759% (3 Month LIBOR USD + 5.680%), 10/15/2031 (a)(b)(c)	8,923,000	7,976,180
Magnetite XIV-R Ltd.
2015-14RA, 7.044% (3 Month LIBOR USD + 2.850%), 10/18/2031 (a)(b)(c)	1,500,000	1,432,208
Magnetite XV Ltd.
2015-15A, 7.108% (3 Month LIBOR USD + 2.750%), 07/25/2031 (a)(b)(c)	2,000,000	1,871,102
2015-15A, 9.558% (3 Month LIBOR USD + 5.200%), 07/25/2031 (a)(b)(c)	4,000,000	3,510,480
Magnetite XVIII Ltd.
2016-18A, 7.306% (3 Month LIBOR USD + 2.700%), 11/15/2028 (a)(b)(c)	10,315,000	9,893,663
Magnetite XXIII Ltd.
2019-23A, 10.658% (3 Month LIBOR USD + 6.300%), 01/25/2035 (a)(b)(c)	2,750,000	2,534,092
Magnetite XXVII Ltd.
2020-27A, 10.243% (3 Month LIBOR USD + 6.000%), 10/20/2034 (a)(b)(c)	5,250,000	4,634,364
Magnetite XXVIII Ltd.
2020-28A, 10.393% (3 Month LIBOR USD + 6.150%), 01/20/2035 (a)(b)(c)	2,250,000	1,998,864
Magnetite XXX Ltd.
2021-30A, 10.558% (3 Month LIBOR USD + 6.200%), 10/25/2034 (a)(b)(c)	4,100,000	3,665,482
Mountain View CLO XV Ltd.
2019-2A, 5.979% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	2,914,779
Neuberger Berman CLO XXI Ltd.
2016-21A, 7.543% (3 Month LIBOR USD + 3.300%), 04/20/2034 (a)(b)(c)	2,500,000	2,379,883
Neuberger Berman Loan Advisers CLO 33 Ltd.
2019-33A, 6.979% (3 Month LIBOR USD + 2.900%), 10/16/2033 (a)(b)(c)	2,000,000	1,845,766
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A, 7.927% (3 Month LIBOR USD + 3.700%), 01/19/2033 (a)(b)(c)	7,971,955	7,537,021
Niagara Park CLO Ltd.
2019-1A, 10.029% (3 Month LIBOR USD + 5.950%), 07/17/2032 (a)(b)(c)	2,000,000	1,767,238
Octagon Investment Partners 26 Ltd.
2016-1A, 5.879% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	5,721,859
Webster Park CLO Ltd.
2015-1A, 6.043% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	10,300,000	9,624,114
2015-1A, 7.143% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	4,800,000	4,416,946
Whetstone Park CLO Ltd.
2021-1A, 2.791%, 01/20/2035 (a)(c)	1,400,000	1,133,682
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $359,228,090)		333,891,920

CORPORATE BONDS - 21.86%
Aerospace & Defense - 0.37%
Howmet Aerospace, Inc.
5.900%, 02/01/2027	6,826,000	6,766,273
3.000%, 01/15/2029	12,437,000	10,524,500
TransDigm, Inc.
8.000%, 12/15/2025 (a)	1,000,000	1,021,500
Auto Components - 0.15%
Dana, Inc.
5.375%, 11/15/2027	500,000	458,721
4.250%, 09/01/2030	4,500,000	3,606,453
4.500%, 02/15/2032	4,208,000	3,292,470
Automobiles - 0.33%
Thor Industries, Inc.
4.000%, 10/15/2029 (a)	8,340,000	6,639,581
Volkswagen Group of America Finance, LLC
3.750%, 05/13/2030 (a)	10,000,000	8,808,147
Winnebago Industries, Inc.
6.250%, 07/15/2028 (a)	1,000,000	923,820
Banks - 7.46%
Atlantic Union Bankshares Corp.
2.875% to 12/15/2026 then SOFR + 1.860%, 12/15/2031 (b)	8,000,000	6,725,261
Australia and New Zealand Banking Group Ltd.
6.742%, 12/08/2032	2,000,000	2,018,955
Bank of America Corp.
2.087% to 05/14/2029 then SOFR + 1.060%, 06/14/2029 (b)	12,000,000	10,120,300
2.651% to 03/11/31 then SOFR + 1.220%, 03/11/2032 (b)	10,000,000	8,095,541
Bank of Montreal
3.088% (5 Year CMT Rate + 1.400%), 01/10/2037 (b)(c)	15,000,000	11,397,523
Bank of Nova Scotia
2.450%, 02/02/2032 (c)	15,000,000	12,100,326
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	2,984,886
5.250% to 06/15/2025 then SOFR + 5.060%, 06/15/2030 (b)(c)	5,000,000	4,873,553
Bank OZK
2.750% to 10/01/2026 then SOFR + 2.090%, 10/01/2031 (b)	13,175,000	11,208,879
Banner Corp.
5.000% to 06/30/2025 then SOFR + 4.890%, 06/30/2030 (b)	8,000,000	7,581,358
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), 09/15/2166 (b)(c)(d)	15,050,000	13,599,932
Central Pacific Financial Corp.
4.750% to 11/01/2025 then SOFR + 4.560%, 11/01/2030 (b)	5,000,000	4,708,373
Citigroup, Inc.
3.980% to 03/20/2029 then 3 Month LIBOR USD + 1.338%, 03/20/2030 (b)	8,679,000	7,924,068
CNB Financial Corp.
3.250% to 6/15/2026 then SOFR + 2.580%, 06/15/2031 (a)(b)	2,000,000	1,754,265
First Busey Corp.
5.000% to 06/15/2027 then TSFR3M + 2.520%, 06/15/2032(b)	4,000,000	3,836,984
5.250% to 06/01/2025 then SOFR + 5.110%, 06/01/2030 (b)	2,000,000	1,822,545
First Citizens BancShares, Inc.
3.375% to 03/15/2025 then SOFR + 2.465%, 03/15/2030 (b)	1,500,000	1,419,932
First Financial Bancorp.
5.250% to 05/15/2025 then SOFR + 5.090%, 05/15/2030 (b)	4,000,000	3,857,167
First Foundation, Inc.
3.500% to 02/01/2027 then SOFR + 2.040%, 02/01/2032 (b)	9,500,000	8,240,010
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then SOFR + 5.180%, 05/15/2030 (b)	5,000,000	4,846,521
First Mid Bancshares, Inc.
3.950% to 10/15/2025 then SOFR + 3.830%, 10/15/2030 (b)	5,300,000	4,886,296
First Midwest Bancorp, Inc.
5.875%, 09/29/2026	8,500,000	8,643,039
Firstbank
4.500% to 09/01/2030 then SOFR + 4.390%, 09/01/2030 (b)	8,000,000	7,507,765
First-Citizens Bank & Trust Co.
6.125%, 03/09/2028	6,841,000	7,014,930
Flushing Financial Corp.
3.125% to 12/01/2026 then SOFR + 2.035%, 12/01/2031 (b)	5,000,000	4,252,458
Great Southern Bank
5.500% to 06/15/2025 then TSFR3M + 5.325%, 06/15/2030 (b)	4,750,000	4,587,442
Heartland Financial USA, Inc.
2.750% to 09/15/2026 then SOFR + 2.100%, 09/15/2031 (b)	6,000,000	5,231,238
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)	9,000,000	8,757,619
Home BancShares, Inc.
3.125% to 01/30/2027 then SOFR + 1.820%, 01/30/2032 (b)	8,000,000	6,864,487
HomeStreet, Inc.
3.500% to 01/30/2027 then SOFR + 2.150%, 01/30/2032 (b)	6,500,000	5,635,245
Huntington National Bank
5.500% to 05/06/2030 then 3 Month LIBOR USD + 5.090%, 05/06/2030 (b)	9,000,000	8,892,844
Independent Bank Group, Inc.
4.000% to 09/15/2025 then SOFR + 3.885%, 09/15/2030 (b)	7,000,000	6,352,159
JPMorgan Chase & Co.
2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (b)	5,000,000	4,203,081
2.963% to 01/25/2032 then SOFR + 1.260%, 01/25/2033(b)	10,000,000	8,222,656
Mercantile Bank Corp.
3.250% to 01/30/2027 then SOFR + 2.120%, 01/30/2032(b)	7,000,000	6,037,761
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 (a)(b)(c)	9,500,000	7,176,997
NBT Bancorp, Inc.
5.000% to 07/01/2025 then SOFR + 4.850%, 07/01/2030 (b)	7,500,000	7,088,011
NexBank Capital, Inc.
4.000% to 08/15/2026 then TSFR3M + 3.390%, 08/15/2031 (a)(b)	6,500,000	5,770,792
OceanFirst Financial Corp.
5.250% to 05/15/2025 then SOFR + 5.095%, 05/15/2030 (b)	5,000,000	4,755,562
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	3,500,000	3,438,198
5.375% to 06/15/2025 then SOFR + 5.170%, 06/15/2030 (b)	5,000,000	4,814,433
Park National Corp.
4.500% to 09/01/2025 then SOFR + 4.390%, 09/01/2030 (b)	15,100,000	14,170,906
Peapack-Gladstone Financial Corp.
3.500% to 12/30/2025 then SOFR + 3.260%, 12/30/2030 (b)	7,500,000	6,784,548
RBB Bancorp
4.000% to 04/01/2026 then SOFR + 3.290%, 04/01/2031 (b)	5,450,000	4,892,721
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)	5,000,000	4,231,210
4.500% to 09/15/2030 then SOFR + 4.025%, 09/15/2035 (b)	9,000,000	7,893,452
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then SOFR + 2.882%, 11/15/2029 (b)	5,500,000	5,198,062
Southside Bancshares, Inc.
3.875% to 11/15/2025 then SOFR + 3.660%, 11/15/2030 (b)	8,000,000	7,335,631
Summit Financial Group, Inc.
3.250% to 12/01/2026 then SOFR + 2.300%, 12/01/2031(b)	4,000,000	3,419,126
Synovus Financial Corp.
5.900% (5 Year Swap Rate USD + 3.379%), 02/07/2029 (b)	4,000,000	3,911,203
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	10,942,000	9,545,677
Texas Capital Bank, NA
5.250%, 01/31/2026	5,000,000	4,790,734
Towne Bank
3.125% to 02/15/2027 then SOFR + 1.680%, 02/15/2032 (b)	4,000,000	3,427,335
Trustmark Corp.
3.625% to 12/01/2025 then SOFR + 3.387%, 12/01/2030 (b)	6,500,000	5,943,465
UMB Financial Corp.
3.700% (5 Year CMT Rate + 3.437%), 09/17/2030 (b)	5,000,000	4,660,432
Valley National Bancorp
3.000% to 06/15/2026 then SOFR + 2.360%, 06/15/2031 (b)	7,300,000	6,474,023
Western Alliance Bancorp
3.000% to 06/15/2026 then SOFR + 2.250%, 06/15/2031 (b)	5,900,000	5,034,652
Western Alliance Bank
3.000% to 06/15/2026 then SOFR + 2.250%, 06/15/2031 (b)	5,000,000	4,834,028
WSFS Financial Corp.
4.250% to 02/21/2023 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,496,141
2.750% to 12/15/2025 then SOFR + 2.485%, 12/15/2030 (b)	4,470,000	3,961,258
Building Products - 0.48%
Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	5,750,000	4,673,528
6.375%, 06/15/2032 (a)	2,000,000	1,852,065
Masonite International Corp.
5.375%, 02/01/2028 (a)(c)	500,000	460,035
3.500%, 02/15/2030 (a)(c)	10,536,000	8,233,594
TopBuild Corp.
3.625%, 03/15/2029 (a)	8,815,000	7,167,129
4.125%, 02/15/2032 (a)	1,565,000	1,255,261
Capital Markets - 0.83%
Ares Capital Corp.
3.200%, 11/15/2031	15,000,000	11,146,881
Blackstone Holdings Finance Co., LLC
1.625%, 08/05/2028 (a)	15,000,000	12,292,946
Brookfield Asset Management, Inc.
7.375%, 03/01/2033 (c)	3,000,000	3,290,344
MSCI, Inc.
4.000%, 11/15/2029 (a)	1,000,000	884,465
3.625%, 11/01/2031 (a)	7,000,000	5,818,925
UBS Group AG
2.746% (1 Year CMT Rate + 1.100%), 02/11/2033 (a)(b)(c)	10,000,000	7,784,497
Chemicals - 0.52%
Axalta Coating Systems, LLC
3.375%, 02/15/2029 (a)	15,505,000	12,714,100
Scotts Miracle-Gro Co.
4.000%, 04/01/2031	1,775,000	1,352,213
4.375%, 02/01/2032	6,828,000	5,264,581
Valvoline, Inc.
3.625%, 06/15/2031 (a)	7,948,000	6,491,887
Commercial Services & Supplies - 0.35%
Central Storage Safety Project Trust
4.823%, 02/01/2038 (a)(e)	6,278,720	5,728,279
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,445,000	6,505,600
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(e)	5,527,867	5,275,773
Construction & Engineering - 0.08%
AECOM
5.125%, 03/15/2027	4,084,000	3,915,698
Consumer Finance - 0.42%
BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,040,000	2,657,054
Ford Motor Credit Co., LLC
4.950%, 05/28/2027	5,853,000	5,545,454
OneMain Finance Corp.
3.500%, 01/15/2027	5,000,000	4,100,923
5.375%, 11/15/2029	10,353,000	8,660,802
Containers & Packaging - 0.60%
AptarGroup, Inc.
3.600%, 03/15/2032	10,000,000	8,351,502
Ball Corp.
2.875%, 08/15/2030	18,437,000	14,769,544
3.125%, 09/15/2031	2,500,000	1,989,568
Graphic Packaging International, LLC
4.750%, 07/15/2027 (a)	900,000	840,082
3.500%, 03/15/2028 (a)	1,558,000	1,357,299
3.750%, 02/01/2030 (a)	2,933,000	2,495,118
Diversified Consumer Services - 0.73%
ADT Security Corp.
4.125%, 08/01/2029 (a)	4,730,000	4,132,814
Liberty University, Inc.
3.338%, 03/01/2034	10,000,000	8,637,021
Nature Conservancy
1.711%, 07/01/2031	1,250,000	993,939
1.811%, 07/01/2032	1,150,000	893,644
1.861%, 07/01/2033	532,000	402,124
Service Corp. International
3.375%, 08/15/2030	12,676,000	10,583,573
4.000%, 05/15/2031	7,475,000	6,413,475
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.
2.145%, 02/01/2031	4,565,000	3,741,908
Diversified Financial Services - 0.52%
American AGcredit FLCA
3.375% to 06/15/2031 then SOFR + 2.120%, 06/15/2036 (a)(b)	10,000,000	7,744,881
Compeer Financial FLCA
2.750% to 06/01/2026 then SOFR + 2.030%, 06/01/2031 (a)(b)	5,000,000	4,417,502
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	4,750,000	3,693,677
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	4,947,640
4.152%, 11/01/2028	5,000,000	4,763,316
Diversified Telecommunication Services - 0.18%
Verizon Communications, Inc.
4.500%, 08/10/2033	9,180,000	8,671,603
Electrical Equipment - 0.26%
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	8,393,000	7,442,912
3.750%, 02/15/2031 (a)	6,355,000	5,233,330
Electronic Equipment, Instruments & Components - 0.50%
CDW Finance Corp.
3.276%, 12/01/2028	3,830,000	3,226,086
3.250%, 02/15/2029	17,218,000	14,538,172
3.569%, 12/01/2031	2,482,000	2,028,111
Corning, Inc.
5.750%, 08/15/2040	5,107,000	5,173,918
Equity Real Estate Investment Trusts (REITs) - 0.30%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	10,000,000	7,666,250
Simon Property Group LP
6.750%, 02/01/2040	6,738,000	7,228,092
Healthcare Providers & Services - 2.10%
Baptist Health South Florida, Inc.
4.342%, 11/15/2041	14,760,000	12,784,855
Centene Corp.
2.450%, 07/15/2028	16,390,000	13,800,023
3.000%, 10/15/2030	5,965,000	4,896,012
CHRISTUS Health
4.341%, 07/01/2028	13,170,000	12,464,755
CommonSpirit Health
3.347%, 10/01/2029	13,075,000	11,357,845
2.782%, 10/01/2030	10,000,000	8,050,268
3.817%, 10/01/2049	1,800,000	1,324,853
Hackensack Meridian Health, Inc.
2.675%, 09/01/2041	9,920,000	6,782,031
HumanGood California Obligated Group
3.000%, 10/01/2028	5,850,000	5,399,595
Northwell Healthcare, Inc.
3.391%, 11/01/2027	4,652,000	4,282,632
Orlando Health Obligated Group
2.891%, 10/01/2035	1,000,000	788,057
Penn State Health
3.806%, 11/01/2049	4,250,000	3,110,405
Piedmont Healthcare, Inc.
2.044%, 01/01/2032	12,725,000	9,918,330
Sutter Health
3.161%, 08/15/2040	2,766,000	2,052,012
Toledo Hospital
6.015%, 11/15/2048	6,980,000	6,755,258
Hotels, Restaurants & Leisure - 0.39%
New Red Finance, Inc.
3.500%, 02/15/2029 (a)(c)	1,200,000	1,022,773
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	10,274,000	8,601,758
Station Casinos, LLC
4.625%, 12/01/2031 (a)	2,000,000	1,642,990
YMCA of Greater New York
2.303%, 08/01/2026	5,730,000	5,107,469
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	3,600,000	3,290,004
Household Durables - 0.68%
Ashton Woods USA, LLC
4.625%, 04/01/2030 (a)	8,120,000	6,267,016
Century Communities, Inc.
3.875%, 08/15/2029 (a)	3,925,000	3,174,717
KB Home
4.800%, 11/15/2029	8,222,000	7,048,048
7.250%, 07/15/2030	1,000,000	955,634
LGI Homes, Inc.
4.000%, 07/15/2029 (a)	1,250,000	945,947
M/I Homes, Inc.
3.950%, 02/15/2030	7,266,000	5,581,043
Meritage Homes Corp.
3.875%, 04/15/2029 (a)	4,500,000	3,821,715
Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	7,541,000	5,832,511
Information Technology - 0.34%
Dell International LLC / EMC Corp.
8.100%, 07/15/2036	14,660,000	16,845,836
Insurance - 0.36%
Pacific Life Global Funding II
2.450%, 01/11/2032 (a)	14,000,000	11,168,403
RGA Global Funding
2.700%, 01/18/2029 (a)	7,750,000	6,627,453
IT Services - 0.08%
Gartner, Inc.
3.625%, 06/15/2029 (a)	4,678,000	4,102,635
Machinery - 0.23%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	13,782,000	11,506,909
Media - 0.49%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	11,912,000	9,976,240
4.250%, 01/15/2034 (a)	11,250,000	8,777,419
Sirius XM Radio, Inc.
3.875%, 09/01/2031 (a)	6,500,000	5,304,228
Mortgage Real Estate Investment Trusts (REITs) - 0.25%
Arbor Realty SR, Inc.
5.000%, 12/30/2028 (a)	5,000,000	4,282,711
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,772,218
4.500%, 03/15/2027 (a)	5,000,000	4,215,419
Pharmaceuticals - 0.65%
Bristol-Myers Squibb Co.
4.125%, 06/15/2039	8,734,000	7,917,028
Johnson & Johnson
5.850%, 07/15/2038	8,180,000	9,091,535
Wyeth, LLC
5.950%, 04/01/2037	13,738,000	15,008,898
Professional Services - 0.08%
Equifax, Inc.
2.350%, 09/15/2031	5,000,000	3,861,022
Road & Rail - 0.20%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	9,316,000	10,113,589
Software - 0.59%
Open Text Corp.
6.900%, 12/01/2027 (a)(c)	1,000,000	1,002,460
3.875%, 12/01/2029 (a)(c)	8,830,000	7,050,879
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	5,750,000	4,469,073
Oracle Corp.
3.850%, 07/15/2036	10,200,000	8,290,335
6.500%, 04/15/2038	8,000,000	8,286,851
Specialty Retail - 1.00%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	6,800,000	5,753,221
AutoNation, Inc.
3.850%, 03/01/2032	1,750,000	1,439,650
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	17,214,000	14,622,619
Home Depot, Inc.
5.400%, 09/15/2040	5,000,000	5,192,172
Lithia Motors, Inc.
3.875%, 06/01/2029 (a)	10,685,000	8,978,231
4.375%, 01/15/2031 (a)	7,000,000	5,929,000
Penske Automotive Group, Inc.
3.750%, 06/15/2029	8,950,000	7,466,672
Trading Companies & Distributors - 0.14%
United Rentals North America, Inc.
3.750%, 01/15/2032	8,500,000	7,063,405
Wireless Telecommunication Services - 0.20%
T-Mobile USA, Inc.
2.625%, 02/15/2029	11,689,000	9,969,358
TOTAL CORPORATE BONDS (Cost $1,246,624,999)		1,081,888,621

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 11.06%
Adjustable Rate Mortgage Trust
2005-3, 2.990%, 07/25/2035 (f)	283,215	275,467
2005-10, 3.828%, 01/25/2036 (f)	5,259,402	4,104,910
2006-2, 3.227%, 05/25/2036 (f)	872,233	754,363
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020 (g)	127,195	89,765
2006-J3, 5.750%, 05/25/2026	535,777	496,885
2004-24CB, 6.000%, 11/25/2034	1,430,534	1,389,610
2004-27CB, 6.000%, 12/25/2034	1,017,106	900,547
2004-28CB, 6.000%, 01/25/2035	302,047	273,344
2005-6CB, 5.750%, 04/25/2035	1,896,931	1,633,171
2005-6CB, 7.500%, 04/25/2035	222,434	205,416
2005-13CB, 4.544% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	945,045	775,412
2005-9CB, 4.544% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,013,651	1,769,795
2005-9CB, 6.000%, 05/25/2035	7,194,924	3,846,056
2005-21CB, 5.250%, 06/25/2035	2,731,213	2,119,444
2005-21CB, 6.000%, 06/25/2035	1,648,231	1,322,091
2005-J6, 4.544% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	2,744,221	2,303,517
2005-20CB, 5.500%, 07/25/2035	1,023,637	791,121
2005-43, 4.149%, 09/25/2035 (f)	139,516	117,565
2005-63, 3.800%, 11/25/2035 (f)	852,517	719,710
2005-54CB, 5.500%, 11/25/2035	580,419	337,647
2005-J13, 5.500%, 11/25/2035	491,539	343,520
2005-65CB, 0.000%, 12/25/2035 (e)(h)	739,892	343,592
2005-65CB, 5.500%, 01/25/2036	104,925	72,438
2005-75CB, 5.500%, 01/25/2036	1,341,497	960,759
2005-73CB, 5.750%, 01/25/2036	349,919	203,219
2005-86CB, 5.500%, 02/25/2036	133,696	85,610
2005-86CB, 5.500%, 02/25/2036	964,785	617,784
2005-80CB, 6.000%, 02/25/2036	4,464,130	4,183,312
2006-6CB, 5.500%, 05/25/2036	99,608	81,945
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	569,207	300,593
2006-14CB, 6.000%, 06/25/2036	2,436,154	1,382,431
2006-16CB, 6.000%, 06/25/2036	389,531	238,734
2006-16CB, 6.000%, 06/25/2036	1,021,003	625,747
2006-16CB, 6.000%, 06/25/2036	886,335	543,191
2006-19CB, 4.444% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	665,291	338,799
2006-24CB, 5.750%, 08/25/2036	4,009,424	2,285,681
2006-24CB, 5.750%, 08/25/2036	2,487,200	1,417,895
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	2,536,376	1,561,815
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,000,068	616,052
2006-19CB, 6.000%, 08/25/2036	224,576	138,165
2006-19CB, 6.000%, 08/25/2036	3,876,010	2,386,571
2006-23CB, 6.000%, 08/25/2036	619,843	574,365
2006-23CB, 6.500%, 08/25/2036	5,681,826	2,047,152
2006-J6, 6.000%, 09/25/2036	2,752,353	1,536,852
2006-J6, 6.000%, 09/25/2036	2,043,277	1,140,920
2006-26CB, 6.250%, 09/25/2036	5,568,200	3,125,040
2006-J5, 6.500%, 09/25/2036	1,932,467	1,119,577
2006-J5, 6.500%, 09/25/2036	9,355,236	5,419,966
2006-31CB, 5.750%, 11/25/2036	1,960,829	1,181,727
2006-31CB, 6.000%, 11/25/2036	217,368	133,852
2006-30T1, 6.500%, 11/25/2036 (e)	8,390,698	2,932,007
2006-39CB, 6.000%, 01/25/2037	2,450,629	2,031,968
2006-41CB, 6.000%, 01/25/2037	534,977	311,743
2007-2CB, 5.750%, 03/25/2037	5,675,055	3,113,669
2007-4CB, 5.750%, 04/25/2037	1,159,991	970,990
2007-4CB, 5.750%, 04/25/2037	1,542,127	1,290,863
2007-8CB, 5.500%, 05/25/2037	5,882,983	3,341,991
2007-8CB, 6.000%, 05/25/2037	794,898	474,952
2007-J2, 6.000%, 07/25/2037	3,915,757	3,561,867
2008-2R, 6.000%, 08/25/2037 (f)	7,018,697	3,649,597
2007-23CB, 6.000%, 09/25/2037	4,381,928	2,531,288
2007-13, 6.000%, 06/25/2047	2,497,710	1,325,204
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (i)	2,747,648	478,327
Banc of America Alternative Loan Trust
2005-11, 5.750%, 12/25/2035	716,585	601,480
2005-11, 5.750%, 12/25/2035	116,821	98,056
2006-9, 4.444% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	922,556	707,094
2006-9, 6.000%, 01/25/2037	188,543	160,028
2006-4, 6.000%, 05/25/2046	942,868	800,359
2006-4, 6.500%, 05/25/2046	569,632	498,477
2006-4, 6.500%, 05/25/2046	1,117,744	937,754
2006-5, 6.000%, 06/25/2046	275,338	241,338
2006-6, 6.000%, 07/25/2046	1,096,882	914,088
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	190,051	177,273
2004-1, 6.000%, 02/25/2034	578,141	557,578
2004-1, 6.000%, 03/25/2034	3,514,750	3,484,690
2004-B, 3.065%, 11/20/2034 (f)	2,032,832	1,825,429
2007-4, 5.500%, 11/25/2034	251,417	221,841
2005-3, 5.500%, 06/25/2035	77,478	72,907
2014-R3, 3.225%, 06/26/2035 (a)(f)	3,022,121	2,781,412
2014-R3, 3.811%, 06/26/2035 (a)(f)	1,586,782	1,515,023
2005-4, 5.500%, 08/25/2035	36,578	34,901
2005-5, 5.500%, 09/25/2035	160,203	153,492
2005-5, 5.500%, 09/25/2035	1,673,173	1,595,743
2005-7, 5.500%, 11/25/2035	3,058,342	2,710,995
2005-7, 5.750%, 11/25/2035	3,973	3,874
2005-7, 6.000%, 11/25/2035	19,763	19,002
2005-8, 5.750%, 01/25/2036	1,976,433	1,752,220
2006-B, 2.673%, 03/20/2036 (f)	628,255	515,431
2006-F, 3.488%, 07/20/2036 (f)	6,548,930	5,524,019
2006-5, 5.750%, 09/25/2036	333,071	293,835
2006-7, 6.000%, 09/25/2036	507,037	420,315
2006-I, 3.117%, 12/20/2036 (f)	2,494,520	2,320,565
2006-I, 3.117%, 12/20/2036 (f)	433,910	396,900
2006-I, 3.332%, 12/20/2036 (f)	564,856	542,251
2007-1, 6.689%, 01/25/2037 (i)	735,737	634,089
2007-2, 4.104% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	378,266	363,318
2007-3, 4.904% (1 Month LIBOR USD + 0.860%), 04/25/2037 (b)	909,419	802,301
2007-6, 4.324% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	4,245,775	3,904,795
2007-6, 4.334% (1 Month LIBOR USD + 0.290%), 07/25/2037 (b)	1,028,691	946,941
2007-5, 5.500%, 07/25/2037	1,378,911	1,027,467
2010-R3, 6.000%, 09/26/2037 (a)(f)	6,514,103	6,126,807
2006-J, 3.743%, 01/20/2047 (f)	123,124	111,697
Banc of America Mortgage Trust
2005-A, 2.542%, 02/25/2035 (f)	1,398,282	1,328,386
2005-F, 3.942%, 07/25/2035 (f)	750,376	673,850
2007-1, 6.000%, 03/25/2037	1,571,901	1,271,204
2006-B, 3.538%, 10/20/2046 (f)	429,416	388,061
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (j)	301,361	185,493
Bear Stearns ALT-A Trust
2006-6, 3.660%, 11/25/2036 (f)	823,092	384,362
Bear Stearns ARM Trust
2004-12, 2.855%, 02/25/2035 (f)	46,739	43,793
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 5.044% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	523,344	366,381
2006-AC4, 4.294% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	3,026,718	2,551,800
2006-AC4, 18.729% (1 Month LIBOR USD + 36.250%), 07/25/2036 (b)(e)(j)	699,450	704,487
Chase Funding Trust
2004-1, 4.794% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	47,058	46,909
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	640,910	598,913
2005-S3, 5.500%, 11/25/2035	5,486,494	4,076,755
2005-A1, 3.593%, 12/25/2035 (f)	770,123	704,525
2005-A1, 3.593%, 12/25/2035 (f)	802,885	734,497
2006-S3, 6.000%, 11/25/2036	6,769,895	3,067,251
2006-S4, 6.000%, 12/25/2036	1,226,693	601,367
2006-S4, 6.000%, 12/25/2036	3,958,334	1,940,512
2007-S1, 6.000%, 02/25/2037	4,023,500	1,655,644
2007-S3, 5.750%, 05/25/2037	691,713	340,928
2007-S3, 6.000%, 05/25/2037	2,107,646	1,058,092
2007-A2, 3.489%, 07/25/2037 (f)	867,906	740,257
ChaseFlex Trust
2005-1, 5.500%, 02/25/2035	299,167	247,735
2006-2, 4.447%, 09/25/2036 (f)	2,456,145	2,158,489
2007-M1, 4.149%, 08/25/2037 (i)	1,390,748	1,160,727
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	19,691	12,636
2003-42, 3.777%, 10/25/2033 (f)	900,622	821,228
2003-44, 5.000%, 10/25/2033	256,000	248,427
2004-4, 5.500%, 05/25/2034	434,389	398,326
2004-14, 4.287%, 08/25/2034 (f)	2,201,526	2,012,932
2004-21, 4.000%, 11/25/2034	519,661	454,658
2004-24, 5.500%, 12/25/2034	2,446,422	2,222,270
2004-J9, 5.500%, 01/25/2035	495,349	474,927
2004-HYB5, 3.711%, 04/20/2035 (f)	584,160	563,059
2005-HYB2, 3.011%, 05/20/2035 (f)	757,487	702,411
2005-13, 5.500%, 06/25/2035	1,666,679	1,016,334
2005-J3, 5.500%, 09/25/2035	55,842	48,790
2005-27, 5.500%, 12/25/2035	994,972	748,476
2005-27, 5.500%, 12/25/2035	508,701	228,476
2005-31, 2.844%, 01/25/2036 (f)	853,574	759,690
2005-30, 5.500%, 01/25/2036	63,801	40,777
2005-HY10, 3.349%, 02/20/2036 (f)	1,620,237	1,284,390
2005-HY10, 3.528%, 02/20/2036 (f)	61,178	48,360
2006-6, 6.000%, 04/25/2036	629,885	352,755
2006-9, 6.000%, 05/25/2036	1,149,015	579,664
2006-J4, 6.250%, 09/25/2036	96,089	38,779
2006-16, 6.500%, 11/25/2036	514,337	202,765
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	2,892,179	1,340,302
2006-17, 6.000%, 12/25/2036	2,138,442	978,565
2006-18, 6.000%, 12/25/2036	268,535	153,086
2006-21, 5.750%, 02/25/2037	1,201,359	597,061
2006-21, 6.000%, 02/25/2037	2,774,103	1,417,373
2006-21, 6.000%, 02/25/2037	633,390	323,618
2007-1, 6.000%, 03/25/2037	1,977,093	1,001,996
2007-5, 5.500%, 05/25/2037	786,167	428,844
2007-5, 5.750%, 05/25/2037	5,596,349	3,116,057
2007-5, 5.750%, 05/25/2037	854,529	475,804
2007-5, 5.750%, 05/25/2037	1,648,936	918,131
2007-10, 6.000%, 07/25/2037	1,779,434	878,828
2007-J2, 6.000%, 07/25/2037	2,956,129	1,241,026
2007-J2, 6.000%, 07/25/2037	190,919	80,150
2007-HY5, 4.029%, 09/25/2037 (f)	1,896,015	1,699,340
2007-HY6, 3.815%, 11/25/2037 (f)	254,882	219,423
2007-HY5, 3.970%, 09/25/2047 (f)	5,541,040	4,067,582
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021 (g)	50,926	32,930
2006-1, 6.000%, 02/25/2036	77,655	72,321
2006-3, 5.750%, 06/25/2036	355,819	308,020
2006-3, 6.000%, 06/25/2036	1,248,010	1,090,031
2006-3, 6.250%, 06/25/2036	781,359	688,477
2006-7, 6.000%, 12/25/2036	2,702,852	2,239,688
2007-3, 5.500%, 04/25/2037	37,458	34,609
2007-3, 6.000%, 04/25/2037	477,854	433,574
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	13,449	12,271
2004-HYB3, 3.387%, 09/25/2034 (f)	471,376	428,669
2005-WF1, 5.830%, 11/25/2034 (i)	2,742,380	2,660,309
2005-1, 2.809%, 04/25/2035 (f)	333,913	307,070
2005-2, 2.911%, 05/25/2035 (f)	398,346	379,890
2005-5, 6.000%, 08/25/2035	1,854,061	1,663,544
2005-7, 2.995%, 09/25/2035 (f)	410,058	346,129
2005-10, 3.679%, 12/25/2035 (f)	1,040,864	678,729
2006-WF1, 5.040%, 03/25/2036 (i)	26,417,218	13,436,029
2006-AR7, 3.841%, 11/25/2036 (f)	1,407,678	1,250,364
2007-AR4, 3.329%, 03/25/2037 (f)	1,019,826	885,894
CitiMortgage Alternative Loan Trust
2006-A2, 4.644% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	398,227	353,105
2006-A4, 6.000%, 09/25/2036	1,011,313	889,706
2007-A1, 6.000%, 01/25/2037	1,494,750	1,312,570
2007-A1, 6.000%, 01/25/2037	2,402,190	2,109,411
Connecticut Avenue Securities Trust
2021-R03, 6.271% (SOFR30A + 2.750%), 12/25/2041 (a)(b)	5,685,000	5,082,064
2022-R02, 6.521% (SOFR30A + 3.000%), 01/25/2042 (a)(b)	10,000,000	9,285,272
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,698,470	1,370,275
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	142,886	136,443
2005-3, 5.500%, 07/25/2035	385,736	378,792
2005-9, 5.500%, 10/25/2035	563,740	307,366
2005-10, 5.500%, 11/25/2035	425,288	319,177
2005-10, 5.500%, 11/25/2035	1,676,442	1,258,164
2005-10, 6.000%, 11/25/2035	815,774	244,331
CSMC Mortgage-Backed Trust
2006-CF1, 5.500%, 11/25/2035 (a)(i)	2,565,000	2,224,565
2006-1, 5.500%, 02/25/2036	300,296	267,206
2006-1, 5.500%, 02/25/2036	31,355	28,252
2006-2, 5.750%, 03/25/2036	560,915	379,217
2006-2, 6.000%, 03/25/2036	4,174,212	1,870,694
2006-4, 6.000%, 05/25/2036	517,629	305,150
2006-4, 7.000%, 05/25/2036	505,858	86,461
2011-12R, 3.514%, 07/27/2036 (a)(f)	1,142,700	1,121,793
2006-7, 6.000%, 08/25/2036	720,411	564,947
2007-2, 5.500%, 03/25/2037	1,351,985	759,754
2007-3, 5.500%, 04/25/2037	302,275	245,764
2007-3, 5.500%, 04/25/2037	422,887	343,828
2013-2R, 3.171%, 05/27/2037 (a)(f)	1,964,276	1,282,864
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 4.544% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	1,175,077	1,117,512
2005-6, 5.500%, 12/25/2035	1,453,075	1,170,415
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 4.116% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	456,051	388,335
DFC HEL Trust
2001-1, 5.525% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,436,148	1,371,901
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (f)	464,131	451,218
2003-3, 4.868%, 12/25/2033 (f)	1,318,929	1,221,590
Fannie Mae Connecticut Avenue Securities
2015-C03, 9.016% (1 Month LIBOR USD + 5.000%), 07/25/2025 (b)	2,568,924	2,606,772
2016-C01, 10.966% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	1,306,787	1,360,052
2017-C05, 7.616% (1 Month LIBOR USD + 3.600%), 01/25/2030 (b)	6,599,636	6,518,855
2018-C03, 7.766% (1 Month LIBOR USD + 3.750%), 10/25/2030 (b)	5,000,000	4,946,300
2021-R02, 5.521% (SOFR30A + 2.000%), 11/25/2041 (a)(b)	2,250,000	2,003,945
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021 (g)	698	-
2006-FA6, 5.750%, 11/25/2021 (g)	969	733
2004-AA6, 3.613%, 01/25/2035 (f)	278,334	269,728
2004-AA7, 3.622%, 02/25/2035 (f)	817,235	752,459
2005-AA5, 3.705%, 07/25/2035 (f)	1,386,335	1,241,484
2005-AA7, 3.721%, 09/25/2035 (f)	1,443,657	1,240,953
2005-FA8, 5.500%, 11/25/2035	1,195,728	653,324
2006-FA1, 5.750%, 04/25/2036	1,919,181	932,056
2006-FA2, 6.000%, 05/25/2036	2,255,857	1,074,474
2006-FA2, 6.000%, 05/25/2036	1,431,909	682,024
2006-FA6, 6.000%, 11/25/2036	955,808	348,558
2006-FA6, 6.250%, 11/25/2036	1,211,545	453,336
2006-FA6, 6.250%, 11/25/2036	6,440,898	3,261,867
2007-AA1, 3.580%, 05/25/2037 (f)	2,355,214	1,654,775
2007-FA4, 6.250%, 08/25/2037	1,828,019	803,182
First Horizon Mortgage Pass-Through Trust
2005-AR3, 3.889%, 08/25/2035 (f)	1,304,757	1,213,939
2006-AR4, 3.644%, 01/25/2037 (f)	2,322,652	1,469,174
2006-4, 5.750%, 02/25/2037	923,689	266,958
2006-4, 6.000%, 02/25/2037	559,327	168,100
2007-AR1, 2.848%, 05/25/2037 (f)	495,585	216,441
2007-AR2, 3.546%, 08/25/2037 (f)	2,286,111	783,513
Freddie Mac STACR REMIC Trust
2021-HQA1, 5.771% (SOFR30A + 2.250%), 08/25/2033 (a)(b)	5,855,000	5,394,082
2021-DNA5, 6.571% (SOFR30A + 3.050%), 01/25/2034 (a)(b)	7,759,414	6,916,035
2021-DNA7, 5.321% (SOFR30A + 1.800%), 11/25/2041 (a)(b)	7,750,000	7,203,604
Freddie Mac Structured Agency Credit Risk Debt Notes
2018-DNA2, 7.716% (1 Month LIBOR USD + 3.700%), 12/25/2030 (a)(b)	5,000,000	4,917,362
2022-DNA1, 5.371% (SOFR30A + 1.850%), 01/25/2042 (a)(b)	6,800,000	6,229,260
2022-DNA1, 6.021% (SOFR30A + 2.500%), 01/25/2042 (a)(b)	9,000,000	7,961,125
2018-HRP2, 8.216% (1 Month LIBOR USD + 4.200%), 02/25/2047 (a)(b)	10,000,000	9,619,107
2020-DNA5, 8.321% (SOFR30A + 4.800%), 10/25/2050 (a)(b)	10,606,000	10,545,697
GSAA Home Equity Trust
2005-1, 6.260%, 11/25/2034 (i)	2,050,000	1,922,539
2006-15, 6.692%, 09/25/2036 (i)	2,121,224	604,984
2006-18, 6.182%, 11/25/2036 (i)	1,700,521	438,164
2007-7, 4.404% (1 Month LIBOR USD + 0.360%), 07/25/2037 (b)	832,243	778,212
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020 (g)	47,650	47,487
2003-5F, 3.000%, 08/25/2032	887,332	804,866
2004-15F, 6.000%, 12/25/2034	1,089,141	888,894
2005-1F, 6.000%, 01/25/2035	14,348	12,688
2005-AR4, 3.652%, 07/25/2035 (f)	166,767	153,039
2005-7F, 6.000%, 09/25/2035	20,907	19,906
2005-AR5, 3.758%, 10/25/2035 (f)	558,809	502,019
2005-AR7, 3.764%, 11/25/2035 (f)	413,511	366,342
2006-2F, 5.750%, 02/25/2036	454,318	397,767
HarborView Mortgage Loan Trust
2006-6, 3.446%, 08/19/2036 (f)	2,370,882	1,861,458
Impac CMB Trust
2005-5, 4.544% (1 Month LIBOR USD + 0.250%), 08/25/2035 (b)	429,009	378,502
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,011,812	953,620
2004-2, 4.882%, 08/25/2034 (i)	169,687	163,706
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.288%, 06/25/2037 (f)	363,054	249,556
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.014%, 03/25/2037 (f)	324,237	265,810
IndyMac INDX Mortgage Loan Trust
2004-AR4, 3.761%, 08/25/2034 (f)	2,415,899	2,215,212
2004-AR11, 3.001%, 12/25/2034 (f)	925,974	885,337
2005-AR3, 3.013%, 04/25/2035 (f)	877,223	788,520
2005-AR9, 3.559%, 07/25/2035 (f)	2,953,246	1,670,259
2005-AR23, 3.161%, 11/25/2035 (f)	620,985	525,222
2005-AR23, 3.203%, 11/25/2035 (f)	1,074,412	916,533
2005-AR25, 3.219%, 12/25/2035 (f)	1,873,833	1,195,435
2005-AR35, 3.032%, 02/25/2036 (f)	1,161,194	994,491
2006-AR3, 3.067%, 03/25/2036 (f)	5,113,569	3,584,215
2006-AR9, 3.130%, 06/25/2036 (f)	1,629,296	1,268,440
2006-AR25, 3.178%, 09/25/2036 (f)	1,177,538	1,009,296
2006-AR25, 3.479%, 09/25/2036 (f)	1,977,860	1,339,564
2006-AR31, 3.460%, 11/25/2036 (f)	3,981,915	3,438,327
Jefferies Resecuritization Trust
2009-R1, 3.764%, 11/26/2035 (a)(f)	568,952	503,419
JP Morgan Alternative Loan Trust
2006-S4, 6.460%, 12/25/2036 (i)	446,209	421,746
2008-R4, 6.000%, 12/27/2036 (a)	6,560,053	3,521,066
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	46,686	23,413
2007-A3, 3.153%, 05/25/2037 (f)	2,602,065	2,065,607
JP Morgan Resecuritization Trust
2009-7, 4.935%, 07/27/2037 (a)(f)	17,440	17,371
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	1,480,585	838,775
2005-2, 5.750%, 12/25/2035	520,672	299,014
2005-3, 0.734% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(e)(j)(k)	854,848	65,007
2005-3, 4.544% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	854,848	361,522
2005-3, 5.500%, 01/25/2036	211,039	112,630
2006-1, 5.500%, 02/25/2036	366,722	183,870
2006-3, 6.000%, 07/25/2036	3,167,871	1,642,154
2006-3, 6.000%, 07/25/2036	7,003,617	3,630,529
2007-4, 5.750%, 05/25/2037	1,010,976	501,363
2007-4, 5.750%, 05/25/2037	2,208,982	1,095,479
2007-5, 5.750%, 06/25/2037	1,516,385	1,325,834
2007-5, 6.000%, 06/25/2037	2,317,120	654,503
2007-5, 6.000%, 06/25/2037	6,328,749	1,787,645
MASTR Adjustable Rate Mortgages Trust
2004-4, 3.602%, 05/25/2034 (f)	90,633	82,693
2005-1, 2.853%, 02/25/2035 (f)	109,594	100,060
MASTR Alternative Loan Trust
2003-5, 5.895%, 08/25/2033 (f)	683,742	435,088
2003-7, 6.250%, 11/25/2033	68,166	67,014
2004-6, 5.500%, 07/25/2034	184,451	169,595
2004-6, 6.000%, 07/25/2034	126,215	119,513
2004-11, 6.500%, 10/25/2034	393,590	380,317
2005-2, 5.500%, 03/25/2035	2,000,000	1,917,971
MASTR Asset Securitization Trust
2002-NC1, 7.194% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	244,635	239,380
2006-1, 4.494% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	586,796	89,254
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	1,993,375	1,012,869
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 4.286% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	668,506	627,441
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.482%, 06/25/2035 (f)	310,407	284,633
2005-A7, 3.820%, 09/25/2035 (f)	3,849,674	3,098,210
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	828,127	774,532
2005-7, 5.500%, 11/25/2035	326,343	276,663
2006-2, 5.467%, 02/25/2036 (f)	1,318,222	778,700
2006-2, 6.500%, 02/25/2036	893,037	452,676
2006-11, 6.000%, 08/25/2036	1,972,070	934,799
2006-11, 6.000%, 08/25/2036	1,385,654	956,116
2007-8XS, 6.000%, 04/25/2037 (f)	1,318,091	478,128
2007-3XS, 6.263%, 01/25/2047 (i)	6,633,583	2,097,997
Morgan Stanley Reremic Trust
2012-R3, 3.332%, 11/26/2036 (a)(f)	2,036,567	1,593,903
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.659%, 03/25/2035 (i)	24,992	24,189
2005-AR3, 5.688%, 07/25/2035 (f)	703,397	679,425
Nomura Resecuritization Trust
2014-5R, 5.501%, 06/26/2035 (a)(f)	3,566,821	2,923,455
2011-4RA, 2.768%, 12/26/2036 (a)(f)	5,666,218	5,091,078
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (f)	86,547	85,447
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	2,788	2,554
RALI Trust
2006-QA1, 5.236%, 01/25/2036 (f)	98,695	105,015
2006-QS1, 5.750%, 01/25/2036	189,931	160,344
2006-QS9, 4.744% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	1,398,176	956,956
2006-QS13, 6.000%, 09/25/2036	2,068,929	1,586,537
2006-QS17, 4.394% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	789,941	542,666
2006-QS17, 6.000%, 12/25/2036	313,327	246,271
2007-QS6, 6.000%, 04/25/2037	2,674,474	2,091,947
2007-QS10, 6.500%, 09/25/2037	290,030	228,246
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)(f)	3,795,168	2,199,264
Renaissance Home Equity Loan Trust
2005-1, 5.516%, 05/25/2035 (i)	131,180	129,886
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	1,660,934	1,574,686
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	940,916	867,202
2004-R2, 5.500%, 08/25/2034	1,657,292	1,557,454
2005-A5, 5.500%, 05/25/2035	1,060,531	746,172
2005-A11, 4.850%, 10/25/2035	3,515,627	1,588,652
2005-A11, 5.500%, 10/25/2035	244,236	170,324
2005-A11, 6.000%, 10/25/2035	400,397	211,343
2005-A15, 5.750%, 02/25/2036	3,466,766	1,347,493
2006-A5CB, 6.000%, 06/25/2036	2,275,700	978,090
2006-A10, 1.806% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(e)(j)(k)	10,202,322	1,104,868
2006-A10, 4.694% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	10,202,322	2,678,500
2006-A15, 1.606% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(e)(j)(k)	16,543,929	1,846,058
2006-A15, 4.644% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	16,543,929	4,369,619
RFMSI Trust
2005-SA4, 3.909%, 09/25/2035 (f)	1,668,871	1,034,730
2005-SA4, 4.138%, 09/25/2035 (f)	1,284,227	840,868
2005-SA4, 4.172%, 09/25/2035 (f)	40,752	38,769
2006-S3, 5.500%, 03/25/2036	1,954,336	1,567,546
2006-S4, 6.000%, 04/25/2036	1,841,529	1,508,341
2006-S5, 6.000%, 06/25/2036	175,030	145,227
2006-S5, 6.000%, 06/25/2036	360,307	298,956
2006-S5, 6.000%, 06/25/2036	1,509,966	1,252,857
2006-S5, 6.000%, 06/25/2036	187,662	153,065
2006-S6, 6.000%, 07/25/2036	106,155	86,032
2006-S6, 6.000%, 07/25/2036	546,512	442,912
2006-S7, 6.250%, 08/25/2036	1,174,433	976,689
2006-S7, 6.500%, 08/25/2036	702,148	585,241
2006-S9, 5.750%, 09/25/2036	1,458,503	1,135,888
2007-S1, 6.000%, 01/25/2037	474,787	377,406
2007-S7, 6.000%, 07/25/2037	1,506,271	1,120,460
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.684%, 02/25/2037 (i)	799,939	317,496
STARM Mortgage Loan Trust
2007-1, 2.423%, 02/25/2037 (f)	4,029,560	3,420,800
2007-2, 2.262%, 04/25/2037 (f)	451,073	202,895
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 3.567%, 12/25/2034 (f)	475,382	433,581
2005-12, 3.388%, 06/25/2035 (f)	643,089	496,831
2005-21, 4.172%, 11/25/2035 (f)	3,370,041	2,386,960
2006-1, 2.732%, 02/25/2036 (f)	170,236	153,493
2006-1, 3.522%, 02/25/2036 (f)	1,115,983	888,058
2006-4, 3.745%, 05/25/2036 (f)	606,583	414,323
2006-12, 3.809%, 01/25/2037 (f)	583,865	447,150
2007-5, 4.484% (1 Month LIBOR USD + 0.440%), 06/25/2037 (b)	1,656,098	1,395,171
2007-6, 4.424% (1 Month LIBOR USD + 0.380%), 07/25/2037 (b)	4,649,626	3,988,783
2007-9, 6.431% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	916,469	800,504
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	844,452	738,858
2005-1F, 6.000%, 12/25/2035	1,950,021	1,719,971
2005-1F, 6.500%, 12/25/2035	1,988,599	1,763,866
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036 (e)	80,750	7,665
Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(i)	1,650,000	1,428,546
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.659%, 06/25/2033 (f)	1,862,891	1,707,105
2003-AR10, 4.238%, 10/25/2033 (f)	7,268,620	6,726,019
2004-S2, 6.000%, 06/25/2034	46,680	44,913
2005-AR14, 3.880%, 12/25/2035 (f)	4,774,166	4,409,292
2006-AR10, 3.565%, 09/25/2036 (f)	921,326	745,717
2006-AR16, 2.743%, 12/25/2036 (f)	1,076,991	925,661
2007-HY2, 3.375%, 12/25/2036 (f)	13,552,048	11,909,573
2007-HY3, 3.291%, 03/25/2037 (f)	2,415,639	2,166,141
2007-HY5, 3.342%, 05/25/2037 (f)	1,173,216	1,013,169
2007-HY7, 3.390%, 07/25/2037 (f)	206,330	150,727
2006-AR8, 3.676%, 08/25/2046 (f)	1,564,721	1,366,414
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-1, 6.000%, 03/25/2035	1,000,210	878,506
2005-4, 5.500%, 06/25/2035	3,119,282	2,600,984
2005-5, 5.500%, 07/25/2035	1,051,979	930,087
2005-6, 5.500%, 08/25/2035	2,591,834	2,168,063
2005-6, 5.500%, 08/25/2035	566,609	473,967
2005-6, 5.500%, 08/25/2035	1,177,880	998,675
2005-6, 6.500%, 08/25/2035	285,965	246,308
2005-9, 5.500%, 11/25/2035	394,211	326,274
2006-8, 4.176%, 10/25/2036 (i)	2,314,473	861,211
2007-HY1, 4.364% (1 Month LIBOR USD + 0.320%), 02/25/2037 (b)	1,782,247	1,456,957
2007-HY2, 3.390%, 04/25/2037 (f)	1,187,290	632,565
2007-OC2, 4.664% (1 Month LIBOR USD + 0.620%), 06/25/2037 (b)	3,059,354	2,705,654
2007-OC1, 4.524% (1 Month LIBOR USD + 0.240%), 01/25/2047 (b)	3,661,565	3,210,912
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	821,638	700,669
2007-PA6, 4.312%, 12/28/2037 (f)	3,482,824	3,146,844
Wells Fargo Mortgage Backed Securities Trust
2004-J, 3.628%, 07/25/2034 (f)	3,366,944	3,014,340
2005-AR14, 4.076%, 08/25/2035 (f)	578,800	544,103
2006-AR1, 3.034%, 03/25/2036 (f)	1,563,911	1,426,133
2006-AR5, 2.755%, 04/25/2036 (f)	1,534,225	1,411,680
2006-AR5, 2.802%, 04/25/2036 (f)	2,169,122	2,029,309
2006-AR19, 4.504%, 12/25/2036 (f)	1,489,405	1,412,627
2007-AR3, 2.975%, 04/25/2037 (f)	734,857	634,728
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $693,032,277)		547,475,004

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 18.39%
Arbor Multifamily Mortgage Securities Trust
2022-MF4, 1.403%, 02/15/2055 (a)(f)(k)	19,700,000	1,703,351
2022-MF4, 3.403%, 02/15/2055 (a)(f)	7,852,000	6,227,247
BANK
2019-BNK16, 1.102%, 02/15/2052 (f)(k)	78,226,893	3,373,973
2019-BNK17, 0.720%, 04/15/2052 (f)(k)	123,653,000	3,829,064
2019-BNK17, 1.748%, 04/15/2052 (a)(f)(k)	11,541,000	911,906
2019-BNK21, 1.232%, 10/17/2052 (a)(f)(k)	18,699,333	1,104,459
2019-BNK21, 2.808%, 10/17/2052	11,582,000	10,492,301
2019-BNK23, 0.266%, 12/15/2052 (f)(k)	238,421,000	2,766,208
2019-BNK23, 0.810%, 12/15/2052 (f)(k)	85,077,764	3,199,792
2020-BNK29, 0.726%, 11/15/2053 (f)(k)	132,417,000	5,404,812
2020-BNK29, 2.500%, 11/15/2053 (a)	1,250,000	801,003
2020-BNK29, 3.135%, 11/15/2053 (f)	1,170,000	849,128
2020-BNK30, 2.500%, 12/15/2053 (a)(f)	5,550,000	3,510,025
2020-BNK30, 2.757%, 12/15/2053 (f)	3,300,000	2,332,771
2021-BNK31, 1.739%, 02/15/2054	7,250,000	6,123,204
2021-BNK32, 2.332%, 04/15/2054	10,727,500	9,254,143
2021-BNK32, 2.500%, 04/15/2054 (a)	5,000,000	3,114,336
2019-BNK20, 2.933%, 09/15/2062	2,100,000	1,906,106
2019-BNK24, 0.303%, 11/15/2062 (f)(k)	174,693,000	2,266,013
2020-BNK25, 0.997%, 01/15/2063 (f)(k)	108,757,005	5,108,099
2020-BNK26, 0.716%, 03/15/2063 (f)(k)	226,593,000	8,228,294
2020-BNK28, 1.088%, 03/15/2063 (f)(k)	29,969,467	1,796,685
2020-BNK26, 2.041%, 03/15/2063	5,200,000	4,552,184
2021-BNK34, 1.086%, 06/15/2063 (f)(k)	95,696,350	5,446,902
2021-BNK34, 2.754%, 06/15/2063 (f)	8,000,000	5,978,093
2022-BNK40, 2.500%, 03/15/2064 (a)	2,470,000	1,496,062
2021-BNK33, 2.218%, 05/15/2064	12,599,000	10,794,327
2021-BNK35, 1.153%, 06/15/2064 (f)(k)	50,634,055	3,036,722
2021-BNK35, 2.067%, 06/15/2064	10,400,000	8,768,322
2021-BNK35, 2.902%, 06/15/2064 (f)	8,000,000	5,692,002
2021-BNK36, 1.018%, 09/15/2064 (f)(k)	93,711,996	4,511,727
2021-BNK36, 2.283%, 09/15/2064	12,250,000	10,499,459
2021-BNK37, 2.487%, 11/15/2064	14,400,000	12,401,070
Barclays Commercial Mortgage Trust
2019-C3, 0.933%, 05/15/2052 (f)(k)	56,340,000	2,344,572
2019-C4, 1.275%, 08/15/2052 (f)(k)	43,170,000	2,599,439
2019-C5, 0.500%, 11/15/2052 (f)(k)	174,774,000	3,363,036
2019-C5, 1.480%, 11/15/2052 (a)(f)(k)	12,996,000	896,877
BBCMS Mortgage Trust
2020-C6, 0.790%, 02/15/2053 (f)(k)	59,000,000	2,414,634
2020-C6, 1.164%, 02/15/2053 (f)(k)	93,047,488	4,934,299
2020-C7, 1.100%, 04/15/2053 (f)(k)	17,140,000	1,023,004
2020-C7, 1.737%, 04/15/2053 (f)(k)	21,999,520	1,624,013
2021-C9, 1.118%, 02/15/2054 (f)(k)	68,467,000	4,370,488
2021-C9, 1.960%, 02/15/2054	10,000,000	8,572,966
2021-C9, 2.534%, 02/15/2054	8,500,000	6,586,338
2021-C10, 1.146%, 07/15/2054 (f)(k)	73,112,500	4,928,901
2021-C10, 1.422%, 07/15/2054 (f)(k)	65,263,653	4,806,923
2021-C10, 2.268%, 07/15/2054	10,000,000	8,539,054
2021-C11, 1.083%, 09/15/2054 (f)(k)	29,540,000	1,955,451
2021-C12, 0.712%, 11/15/2054 (f)(k)	59,992,000	2,621,009
2021-C12, 1.074%, 11/15/2054 (f)(k)	101,714,368	5,790,202
2021-C12, 2.500%, 11/15/2054 (a)	4,750,000	2,867,719
2021-C12, 2.542%, 11/15/2054	12,000,000	10,320,092
2021-C12, 2.758%, 11/15/2054	9,000,000	6,651,572
2022-C14, 0.373%, 02/15/2055 (f)(k)	166,823,000	3,951,403
2022-C14, 0.850%, 02/15/2055 (f)(k)	99,985,139	4,408,005
2022-C15, 1.459%, 04/15/2055 (a)(f)(k)	25,000,000	2,347,770
2022-C17, 1.326%, 09/15/2055 (f)(k)	65,287,756	5,359,257
Benchmark Mortgage Trust
2019-B9, 1.199%, 03/15/2052 (f)(k)	29,563,922	1,423,113
2019-B9, 2.168%, 03/15/2052 (a)(f)(k)	11,513,000	1,106,166
2019-B12, 0.533%, 08/15/2052 (a)(f)(k)	93,260,000	2,069,402
2020-B16, 0.240%, 02/15/2053 (a)(f)(k)	70,467,000	1,021,828
2020-B16, 0.926%, 02/15/2053 (f)(k)	102,881,159	5,051,146
2020-B20, 0.696%, 10/15/2053 (f)(k)	79,394,000	2,743,857
2020-B21, 1.798%, 12/17/2053	5,966,000	5,087,023
2020-B22, 1.731%, 01/15/2054	2,490,000	2,086,227
2021-B23, 1.012%, 02/15/2054 (a)(f)(k)	105,441,000	6,198,571
2021-B23, 1.379%, 02/15/2054 (f)(k)	125,546,873	8,619,282
2021-B23, 1.766%, 02/15/2054	5,000,000	4,224,469
2021-B24, 0.708%, 03/15/2054 (f)(k)	99,123,000	4,021,519
2021-B24, 1.269%, 03/15/2054 (f)(k)	66,591,114	4,130,547
2021-B24, 2.256%, 03/15/2054	5,400,000	4,634,462
2021-B25, 0.779%, 04/15/2054 (f)(k)	93,350,000	4,212,092
2021-B25, 1.221%, 04/15/2054 (f)(k)	79,271,048	5,048,369
2021-B26, 1.481%, 06/15/2054 (a)(f)(k)	10,836,000	947,758
2021-B26, 2.000%, 06/15/2054 (a)	2,250,000	1,305,858
2021-B26, 2.688%, 06/15/2054 (f)	6,000,000	4,423,764
2021-B27, 1.383%, 07/15/2054 (f)(k)	100,575,629	7,212,701
2021-B27, 1.604%, 07/15/2054 (a)(f)(k)	21,507,000	2,062,336
2021-B27, 2.000%, 07/15/2054 (a)	5,000,000	2,926,824
2021-B27, 2.355%, 07/15/2054	6,000,000	4,406,816
2021-B27, 2.703%, 07/15/2054	2,000,000	1,429,523
2021-B28, 1.067%, 08/15/2054 (f)(k)	32,491,000	2,064,829
2021-B28, 1.396%, 08/15/2054 (f)(k)	86,131,938	6,177,856
2021-B28, 1.980%, 08/15/2054	10,000,000	8,340,653
2021-B29, 1.417%, 09/15/2054 (a)(f)(k)	27,615,000	2,288,648
2021-B29, 2.000%, 09/15/2054 (a)	8,953,000	4,681,695
2021-B30, 0.594%, 11/15/2054 (a)(f)(k)	83,683,000	3,275,654
2021-B30, 1.410%, 11/15/2054 (a)(f)(k)	18,582,000	1,550,653
2021-B30, 2.000%, 11/15/2054 (a)	2,250,000	1,172,924
2021-B30, 2.000%, 11/15/2054 (a)	1,500,000	859,742
2021-B30, 2.431%, 11/15/2054	5,250,000	4,494,790
2021-B30, 2.990%, 11/15/2054 (f)	7,250,000	5,056,425
2021-B31, 0.541%, 12/15/2054 (a)(f)(k)	124,409,000	4,055,659
2021-B31, 0.886%, 12/15/2054 (f)(k)	143,664,278	7,012,296
2021-B31, 1.256%, 12/15/2054 (a)(f)(k)	31,991,000	2,422,026
2021-B31, 2.250%, 12/15/2054 (a)	3,000,000	1,701,388
2021-B31, 2.615%, 12/15/2054	10,000,000	8,675,129
2022-B32, 1.639%, 01/15/2055 (a)(f)(k)	39,202,000	3,747,731
2022-B32, 2.000%, 01/15/2055 (a)	5,000,000	2,659,284
2022-B32, 3.528%, 01/15/2055 (f)	10,000,000	8,161,540
2022-B33, 1.736%, 03/15/2055 (a)(f)(k)	21,919,000	2,294,518
2019-B13, 0.536%, 08/15/2057 (a)(f)(k)	82,774,000	1,827,460
2019-B13, 1.637%, 08/15/2057 (a)(f)(k)	12,071,000	944,268
BMO Mortgage Trust
2022-C1, 1.892%, 02/15/2055 (a)(f)(k)	30,550,000	3,585,928
California Housing Finance Agency
0.797%, 11/20/2035 (h)(k)	28,294,324	1,598,629
2021-3, 0.788%, 08/20/2036 (f)(k)	25,903,985	1,595,168
Cantor Commercial Real Estate Lending
2019-CF2, 0.748%, 11/15/2052 (f)(k)	134,736,000	4,638,556
CCUBS Commercial Mortgage Trust
2017-C1, 0.426%, 11/15/2050 (f)(k)	40,062,667	545,990
CD Mortgage Trust
2017-CD3, 0.714%, 02/10/2050 (f)(k)	61,857,000	1,316,076
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,113,272
CGMS Commercial Mortgage Trust
2017-B1, 0.296%, 08/15/2050 (f)(k)	38,016,000	317,658
Citigroup Commercial Mortgage Trust
2013-GC17, 5.252%, 11/10/2046 (f)	5,000,000	4,743,775
2014-GC19, 4.805%, 03/11/2047 (f)	3,030,000	2,950,270
2014-GC19, 5.258%, 03/11/2047 (f)	2,882,579	2,785,658
2016-C1, 4.117%, 05/10/2049	3,000,000	2,685,067
2016-C1, 5.107%, 05/10/2049 (f)	8,348,000	7,462,350
2016-P6, 4.302%, 12/10/2049 (f)	6,835,000	6,037,275
2017-P7, 0.754%, 04/14/2050 (f)(k)	45,124,000	1,025,935
2017-P8, 4.192%, 09/15/2050	4,160,000	3,682,479
2017-P8, 4.405%, 09/15/2050 (f)	5,000,000	4,310,389
2017-C4, 0.371%, 10/12/2050 (f)(k)	42,746,500	515,595
2017-C4, 1.187%, 10/12/2050 (f)(k)	28,933,729	1,026,994
2018-B2, 0.545%, 03/10/2051 (f)(k)	49,202,000	894,635
2018-C5, 0.493%, 06/10/2051 (a)(f)(k)	28,400,000	503,347
2018-C6, 4.343%, 11/10/2051	5,000,000	4,836,453
2020-GC46, 0.438%, 02/15/2053 (a)(f)(k)	92,457,000	1,966,098
2020-GC46, 1.102%, 02/15/2053 (f)(k)	89,321,570	4,502,316
2019-GC41, 1.169%, 08/10/2056 (f)(k)	52,787,945	2,484,380
2019-GC41, 3.018%, 08/10/2056	10,339,000	8,685,382
2019-C7, 0.411%, 12/15/2072 (a)(f)(k)	50,711,000	895,090
2019-C7, 0.995%, 12/15/2072 (f)(k)	75,965,774	3,413,887
2019-C7, 1.328%, 12/15/2072 (a)(f)(k)	39,933,000	2,611,674
2019-C7, 3.667%, 12/15/2072 (f)	10,000,000	8,358,343
COMM Mortgage Trust
2014-CR18, 4.456%, 07/15/2047 (f)	4,550,700	4,323,257
2013-CR11, 1.064%, 08/10/2050 (f)(k)	48,793,580	189,661
2019-GC44, 1.142%, 08/15/2057 (a)(f)(k)	19,460,000	1,108,517
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(f)(k)	46,821,000	1,111,034
2015-C1, 0.500%, 04/15/2050 (a)(f)(k)	62,192,000	529,366
2017-C8, 0.447%, 06/15/2050 (f)(k)	74,773,000	1,010,991
2019-C17, 1.496%, 09/15/2052 (f)(k)	84,842,606	5,235,085
2019-C18, 1.191%, 12/15/2052 (f)(k)	90,821,556	4,278,858
2019-C18, 4.088%, 12/15/2052 (f)	3,216,000	2,564,332
Freddie Mac Multifamily Structured Credit Risk
2021-MN3, 7.521% (SOFR30A + 4.000%), 11/25/2051 (a)(b)	7,000,000	6,216,953
FREMF Mortgage Trust
2019-KF62, 5.855% (1 Month LIBOR USD + 2.050%), 04/25/2026 (a)(b)	1,500,847	1,472,556
2018-KF48, 5.855% (1 Month LIBOR USD + 2.050%), 06/25/2028 (a)(b)	4,516,885	4,353,977
2018-KF50, 5.705% (1 Month LIBOR USD + 1.900%), 07/25/2028 (a)(b)	2,452,343	2,418,912
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)(e)	6,608,000	5,721,761
2018-GS10, 1.555%, 07/10/2051 (a)(f)(k)	24,049,000	1,620,968
GS Mortgage Securities Trust
2015-GC32, 4.548%, 07/10/2048 (f)	5,853,000	5,479,885
2016-GS3, 3.395%, 10/10/2049 (f)	10,417,000	8,884,879
2015-GC30, 4.161%, 05/10/2050 (f)	2,960,000	2,733,252
2017-GS8, 0.527%, 11/10/2050 (f)(k)	44,642,000	756,302
2019-GC38, 1.994%, 02/10/2052 (a)(f)(k)	20,916,000	1,924,021
2019-GC39, 0.789%, 05/10/2052 (f)(k)	69,588,000	2,428,788
2019-GC39, 1.776%, 05/10/2052 (a)(f)(k)	8,215,000	674,654
2019-GSA1, 0.947%, 11/10/2052 (f)(k)	70,642,670	3,024,340
2020-GSA2, 1.053%, 12/12/2053 (a)(f)(k)	73,324,000	4,390,304
JP Morgan Chase Commercial Mortgage Securities Trust
2015-JP1, 4.883%, 01/15/2049 (f)	7,485,000	6,772,985
2007-CB20, 0.000%, 02/12/2051 (a)(e)(f)(h)(k)	190,982	-
JPMBB Commercial Mortgage Securities Trust
2015-C30, 4.372%, 07/15/2048 (f)	3,085,000	2,836,904
2015-C32, 0.500%, 11/15/2048 (a)(f)(k)	23,066,000	263,827
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.705%, 07/15/2050 (f)(k)	68,830,000	1,745,928
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (f)	5,500,000	4,718,578
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (f)	5,000,000	4,896,776
2015-C27, 4.649%, 12/15/2047 (f)	3,000,000	2,800,597
2016-C31, 1.408%, 11/15/2049 (a)(f)(k)	21,212,500	835,486
2015-C23, 4.281%, 07/15/2050 (f)	3,845,000	3,554,157
2017-C34, 2.700%, 11/15/2052 (a)	4,953,000	3,284,020
2017-C34, 4.111%, 11/15/2052 (f)	5,054,000	4,432,754
Morgan Stanley Capital I Trust
2016-BNK2, 0.658%, 11/15/2049 (f)(k)	58,680,000	1,075,158
2017-H1, 2.309%, 06/15/2050 (a)(f)(k)	8,725,000	674,875
2017-H1, 4.281%, 06/15/2050 (f)	5,380,000	4,636,649
2018-H3, 0.533%, 07/15/2051 (f)(k)	135,712,000	2,463,539
2018-H3, 2.025%, 07/15/2051 (a)(f)(k)	15,363,500	1,229,876
2018-H3, 4.120%, 07/15/2051	5,000,000	4,808,155
2019-L2, 0.787%, 03/15/2052 (f)(k)	127,093,000	4,299,442
2019-H7, 0.806%, 07/15/2052 (f)(k)	130,723,000	4,704,289
2019-H7, 3.000%, 07/15/2052 (a)	2,402,000	1,683,944
2019-H7, 4.128%, 07/15/2052	9,593,000	7,671,985
2021-L5, 0.837%, 05/15/2054 (f)(k)	70,387,500	3,418,496
2021-L5, 2.500%, 05/15/2054 (a)	3,500,000	1,985,534
2021-L5, 3.102%, 05/15/2054	6,627,000	5,035,595
2021-L6, 2.250%, 06/15/2054 (f)	11,900,000	10,035,315
2021-L6, 2.951%, 06/15/2054 (f)	7,500,000	5,687,927
2021-L7, 0.526%, 10/15/2054 (f)(k)	143,080,000	4,377,776
2021-L7, 2.336%, 10/15/2054	15,100,000	12,720,462
UBS Commercial Mortgage Trust
2017-C1, 1.105%, 06/15/2050 (f)(k)	13,000,000	473,950
2017-C7, 0.510%, 12/15/2050 (f)(k)	170,396,000	2,920,536
2017-C6, 0.606%, 12/15/2050 (f)(k)	63,420,500	1,524,585
2018-C12, 0.340%, 08/15/2051 (f)(k)	139,858,000	2,388,159
2018-C12, 0.946%, 08/15/2051 (f)(k)	45,779,790	1,595,856
2018-C13, 0.376%, 10/15/2051 (f)(k)	128,678,000	2,304,095
2018-C13, 2.138%, 10/15/2051 (a)(f)(k)	16,442,000	1,552,699
2018-C13, 4.241%, 10/15/2051	3,274,000	3,144,201
2018-C14, 0.427%, 12/15/2051 (f)(k)	114,392,000	2,037,150
2019-C17, 0.993%, 10/15/2052 (f)(k)	128,213,000	6,108,375
2019-C18, 2.987%, 12/15/2052	4,500,000	4,081,959
2019-C18, 3.378%, 12/15/2052 (f)	9,000,000	7,650,526
Washington State Housing Finance Commission
0.726%, 12/20/2035	20,791,426	1,075,748
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (f)	1,320,000	1,217,652
2015-C28, 4.219%, 05/15/2048 (f)	10,000,000	8,936,173
2015-C28, 4.219%, 05/15/2048 (f)	4,376,000	3,753,934
2016-LC24, 1.125%, 10/15/2049 (f)(k)	66,264,075	2,100,922
2016-C37, 3.337%, 12/15/2049 (a)(f)	3,350,000	2,545,406
2016-C37, 4.637%, 12/15/2049 (f)	7,213,000	6,380,378
2017-RB1, 0.881%, 03/15/2050 (f)(k)	69,254,209	1,895,675
2017-C42, 0.465%, 12/15/2050 (f)(k)	116,750,000	1,855,706
2018-C48, 0.376%, 01/15/2052 (f)(k)	138,642,000	2,102,035
2018-C48, 4.245%, 01/15/2052	7,000,000	6,744,275
2019-C49, 0.773%, 03/15/2052 (f)(k)	125,812,000	4,172,568
2019-C49, 3.933%, 03/15/2052	5,000,000	4,773,798
2019-C49, 4.546%, 03/15/2052	4,647,000	4,109,563
2019-C50, 1.055%, 05/15/2052 (f)(k)	36,427,311	1,708,955
2019-C51, 0.824%, 06/15/2052 (f)(k)	130,394,000	4,644,034
2019-C52, 1.256%, 08/15/2052 (f)(k)	113,763,146	6,679,398
2019-C52, 1.750%, 08/15/2052 (f)(k)	57,584,987	4,157,809
2019-C53, 0.581%, 10/15/2052 (f)(k)	105,325,000	2,964,362
2019-C53, 3.514%, 10/15/2052 (f)	5,200,000	4,160,854
2020-C55, 0.946%, 02/15/2053 (f)(k)	58,030,370	2,693,439
2020-C56, 0.371%, 06/15/2053 (f)(k)	127,035,000	2,299,384
2020-C56, 2.422%, 06/15/2053	2,250,000	1,985,339
2020-C58, 1.252%, 07/15/2053 (f)(k)	109,974,000	7,622,870
2020-C57, 0.812%, 08/15/2053 (f)(k)	74,972,000	3,338,571
2020-C57, 1.914%, 08/15/2053	7,250,000	6,226,871
2021-C59, 1.039%, 04/15/2054 (f)(k)	65,782,000	3,831,492
2021-C59, 1.582%, 04/15/2054 (a)(f)(k)	40,274,000	3,575,626
2021-C59, 3.284%, 04/15/2054	7,648,000	5,627,986
2021-C60, 1.225%, 08/15/2054 (f)(k)	40,551,000	3,047,546
2021-C60, 1.672%, 08/15/2054 (f)(k)	41,295,410	3,705,239
2021-C60, 2.730%, 08/15/2054	6,814,678	5,069,996
2021-C60, 2.738%, 08/15/2054	3,000,000	2,088,700
2021-C61, 1.520%, 11/15/2054 (a)(f)(k)	9,132,000	828,397
2021-C61, 2.525%, 11/15/2054	15,000,000	12,765,670
2021-C61, 3.113%, 11/15/2054	4,221,000	3,243,417
2015-C30, 4.400%, 09/15/2058 (f)	5,800,000	5,360,345
2018-C47, 0.279%, 09/15/2061 (f)(k)	164,144,000	1,534,960
2018-C47, 4.673%, 09/15/2061 (f)	8,000,000	7,466,184
WFRBS Commercial Mortgage Trust
2013-UBS1, 5.192%, 03/15/2046 (f)	7,500,000	7,313,305
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,145,280,986)		910,194,659

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 8.48%
California Housing Finance Agency
2021-2, 0.844%, 03/25/2035 (f)(k)	32,041,799	1,827,344
Freddie Mac Multiclass Certificates Series
2021-RR17, 2.038%, 08/27/2027 (f)(k)	70,015,000	5,013,823
2020-RR09, 2.676%, 08/27/2029 (f)(k)	42,360,000	5,165,950
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.015%, 10/25/2036 (a)(f)(k)	24,990,823	4,042,016
2019-ML06, 1.132%, 06/25/2037 (f)(k)	10,757,430	951,280
2021-ML08, 1.869%, 07/25/2037 (f)(k)	33,098,216	4,990,218
2021-ML10, 2.126%, 01/25/2038 (f)(k)	14,288,932	2,512,137
2021-ML11, 0.771%, 03/25/2038 (a)(f)(k)	34,315,424	2,013,972
2021-ML10, 1.578%, 06/25/2038 (f)(k)	15,165,540	1,961,359
2021-ML09, 1.552%, 02/25/2040 (a)(f)(k)	44,046,100	5,854,608
2021-ML12, 1.300%, 07/25/2041 (f)(k)	18,122,650	1,735,062
Freddie Mac Multifamily Structured Pass Through Certificates
K723, 1.036%, 08/25/2023 (f)(k)	62,330,514	258,971
K723, 0.963%, 09/25/2023 (f)(k)	61,645,000	336,995
K728, 0.504%, 08/25/2024 (f)(k)	57,172,915	369,789
K729, 0.466%, 10/25/2024 (f)(k)	46,812,190	225,766
K042, 1.154%, 12/25/2024 (f)(k)	112,835,240	1,839,756
K046, 0.462%, 03/25/2025 (f)(k)	433,143,186	3,001,206
K049, 0.694%, 07/25/2025 (f)(k)	89,465,874	1,085,928
K734, 0.785%, 02/25/2026 (f)(k)	64,230,131	1,049,193
K735, 1.094%, 05/25/2026 (f)(k)	58,696,515	1,563,247
K735, 1.501%, 05/25/2026 (f)(k)	70,547,000	2,887,122
K737, 1.121%, 10/25/2026 (f)(k)	20,050,000	681,133
K061, 0.183%, 11/25/2026 (f)(k)	72,512,000	255,641
K062, 0.305%, 12/25/2026 (f)(k)	79,423,000	615,616
K063, 0.416%, 01/25/2027 (f)(k)	368,730,952	3,536,941
K064, 0.738%, 03/25/2027 (f)(k)	123,937,232	2,685,137
K738, 1.482%, 03/25/2027 (f)(k)	24,099,000	1,207,820
K065, 0.693%, 05/25/2027 (f)(k)	57,193,000	1,266,030
K066, 0.888%, 06/25/2027 (f)(k)	31,300,377	857,139
KW03, 0.972%, 06/25/2027 (f)(k)	14,979,217	386,446
K067, 0.710%, 07/25/2027 (f)(k)	40,049,636	883,595
K068, 0.557%, 08/25/2027 (f)(k)	102,181,774	1,738,664
K069, 0.477%, 09/25/2027 (f)(k)	28,780,419	424,744
K739, 1.666%, 09/25/2027 (f)(k)	32,621,072	2,041,613
K072, 0.494%, 12/25/2027 (f)(k)	60,419,444	944,283
K073, 0.336%, 01/25/2028 (f)(k)	54,203,000	593,230
K073, 0.436%, 01/25/2028 (f)(k)	155,346,537	2,224,718
K742, 1.016%, 04/25/2028 (f)(k)	89,849,000	3,866,786
K743, 1.391%, 05/25/2028 (f)(k)	99,488,000	6,003,464
KW06, 0.247%, 06/25/2028 (f)(k)	574,282,158	3,903,453
K080, 0.265%, 07/25/2028 (f)(k)	427,696,869	3,300,195
K081, 0.217%, 08/25/2028 (f)(k)	153,845,029	848,271
K084, 0.333%, 10/25/2028 (f)(k)	337,061,875	4,031,294
K747, 0.486%, 12/25/2028 (f)(k)	160,000,000	3,354,640
K089, 0.600%, 01/25/2029 (f)(k)	53,965,000	1,392,070
K748, 0.638%, 01/25/2029 (f)(k)	175,000,000	5,180,718
K091, 0.635%, 03/25/2029 (f)(k)	53,659,000	1,481,638
K090, 0.771%, 03/25/2029 (f)(k)	50,517,000	1,746,241
KW09, 0.942%, 05/25/2029 (f)(k)	63,012,321	2,438,665
K093, 1.093%, 05/25/2029 (f)(k)	54,380,166	2,637,808
K094, 1.015%, 06/25/2029 (f)(k)	195,335,070	8,952,226
K097, 1.220%, 07/25/2029 (f)	72,736,824	4,213,892
KG02, 1.148%, 08/25/2029 (f)(k)	31,981,124	1,641,697
K098, 1.268%, 08/25/2029 (f)(k)	61,860,579	3,748,695
K098, 1.517%, 08/25/2029 (f)(k)	24,691,000	1,902,244
K099, 1.003%, 09/25/2029 (f)(k)	210,301,858	10,004,522
K100, 1.035%, 09/25/2029 (f)(k)	62,086,000	3,273,186
K102, 0.945%, 10/25/2029 (f)(k)	165,346,317	7,479,341
K101, 1.206%, 10/25/2029 (f)(k)	65,686,000	4,102,557
K103, 0.758%, 11/25/2029 (f)(k)	125,198,162	4,496,166
K105, 1.889%, 01/25/2030 (f)(k)	64,122,000	6,573,210
K107, 1.666%, 02/25/2030 (f)(k)	118,898,000	10,631,455
K108, 1.780%, 03/25/2030 (f)(k)	70,601,000	6,944,773
K108, 1.810%, 03/25/2030 (f)(k)	16,043,362	1,535,308
K110, 1.814%, 04/25/2030 (f)(k)	29,892,062	2,775,711
K112, 1.537%, 05/25/2030 (f)(k)	96,355,290	7,970,770
K111, 1.681%, 05/25/2030 (f)(k)	108,791,826	9,759,475
K112, 1.768%, 05/25/2030 (f)(k)	44,272,000	4,436,209
K114, 1.211%, 06/25/2030 (f)(k)	136,240,592	8,927,737
K115, 1.428%, 06/25/2030 (f)(k)	54,084,506	4,170,245
K114, 1.436%, 06/25/2030 (f)(k)	54,977,000	4,519,725
KG03, 1.482%, 06/25/2030 (f)(k)	15,564,905	1,219,103
K113, 1.483%, 06/25/2030 (f)(k)	91,306,542	7,347,264
K115, 1.649%, 07/25/2030 (f)(k)	40,865,759	3,865,545
K116, 1.704%, 08/25/2030 (f)(k)	23,000,000	2,289,167
K118, 1.052%, 09/25/2030 (f)(k)	120,631,448	6,866,149
K118, 1.263%, 09/25/2030 (f)(k)	35,916,184	2,629,607
K121, 1.120%, 10/25/2030 (f)(k)	48,858,731	2,930,122
K119, 1.229%, 10/25/2030 (f)(k)	51,000,000	3,639,987
KG04, 0.939%, 11/25/2030 (f)(k)	111,060,759	5,676,082
K122, 0.973%, 11/25/2030 (f)(k)	111,859,895	5,911,896
K122, 1.172%, 11/25/2030 (f)(k)	35,211,000	2,432,717
K121, 1.290%, 11/25/2030 (f)(k)	49,550,000	3,752,669
K123, 1.068%, 12/25/2030 (f)(k)	108,000,000	6,782,767
K125, 0.675%, 01/25/2031 (f)(k)	179,796,362	6,442,823
K125, 0.873%, 01/25/2031 (f)(k)	103,992,000	5,290,988
K124, 1.027%, 01/25/2031 (f)(k)	89,626,000	5,446,644
K1502, 1.101%, 01/25/2031 (f)(k)	29,645,512	1,633,346
K127, 0.594%, 02/25/2031 (f)(k)	186,332,000	6,242,439
K128, 0.613%, 03/25/2031 (f)(k)	153,984,188	5,037,685
K128, 0.829%, 03/25/2031 (f)(k)	37,700,000	1,850,003
K129, 1.160%, 05/25/2031 (f)(k)	70,301,999	4,474,272
K129, 1.334%, 05/25/2031 (f)(k)	31,700,000	2,562,875
K130, 1.144%, 06/25/2031 (f)(k)	122,726,448	8,279,838
K131, 0.830%, 07/25/2031 (f)(k)	135,613,147	6,634,548
K130, 1.321%, 07/25/2031 (f)(k)	43,372,188	3,609,824
K138, 0.794%, 01/25/2032 (f)(k)	195,000,000	9,908,828
K141, 0.407%, 02/25/2032 (f)(k)	162,760,277	3,867,184
K141, 0.426%, 02/25/2032 (f)(k)	195,000,000	4,921,664
K-149, 0.403%, 08/25/2032 (f)(k)	83,325,171	1,963,983
K155, 0.259%, 04/25/2033 (f)(k)	244,797,691	2,941,269
K1511, 0.928%, 03/25/2034 (f)(k)	131,829,489	7,687,333
K1512, 1.053%, 04/25/2034 (f)(k)	47,482,085	3,198,051
K1513, 0.994%, 08/25/2034 (f)(k)	75,903,031	4,887,131
K1514, 0.700%, 10/25/2034 (f)(k)	80,398,225	3,859,115
K1515, 1.637%, 02/25/2035 (f)(k)	78,649,636	9,468,693
K1516, 1.629%, 05/25/2035 (f)(k)	41,747,551	5,055,570
K1517, 1.436%, 07/25/2035 (f)(k)	80,254,380	8,560,012
K1521, 1.095%, 08/25/2036 (f)(k)	95,883,247	8,086,783
K097, 1.480%, 09/25/2051 (f)(k)	66,115,000	4,931,954
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $463,223,774)		419,458,809

MUNICIPAL BONDS - 22.80%
Alabama - 0.01%
Baldwin County Public Building Authority
2.000%, 03/01/2046	1,070,000	664,837
Alaska - 0.18%
Alaska Municipal Bond Bank Authority
2.122%, 12/01/2031	7,710,000	6,255,422
Municipality of Anchorage, AK
1.896%, 09/01/2028	1,685,000	1,444,824
1.896%, 09/01/2028	1,525,000	1,308,558
		9,008,804
Arizona - 0.24%
City of Tucson, AZ
2.232%, 07/01/2034	11,605,000	8,748,874
Glendale Municipal Property Corp.
6.157%, 07/01/2033	3,050,000	3,296,291
		12,045,165
California - 5.68%
Alvord Unified School District
0.000%, 08/01/2046 (h)	1,975,000	2,087,337
California Earthquake Authority
5.603%, 07/01/2027	5,000,000	5,032,387
California State University
2.534%, 11/01/2033	4,265,000	3,396,626
California Statewide Communities Development Authority
6.076%, 06/01/2034	10,000,000	10,253,133
Chaffey Joint Union High School District
3.143%, 08/01/2043	3,790,000	2,793,819
City of Chula Vista, CA
1.728%, 06/01/2030	2,235,000	1,758,423
1.828%, 06/01/2031	2,000,000	1,531,351
City of Corona, CA
1.863%, 05/01/2028	4,515,000	3,850,484
City of Huntington Beach, CA
2.453%, 06/15/2031	4,000,000	3,205,632
City of Industry, CA
4.000%, 01/01/2028	2,885,000	2,824,214
City of Los Angeles Department of Airports
1.876%, 05/15/2030	2,000,000	1,613,042
6.582%, 05/15/2039	5,085,000	5,633,093
City of Montebello, CA
3.393%, 06/01/2032	2,825,000	2,390,281
City of Ontario, CA
3.779%, 06/01/2038	3,000,000	2,616,945
City of Orange, CA
2.220%, 06/01/2030	7,500,000	6,323,860
2.270%, 06/01/2031	12,370,000	10,209,458
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,251,864
City of San Francisco, CA Public Utilities Commission Water Revenue
2.845%, 11/01/2041	2,000,000	1,461,159
City of Santa Ana, CA
1.665%, 08/01/2028	5,500,000	4,573,345
1.869%, 08/01/2029	4,430,000	3,609,127
2.089%, 08/01/2030	1,980,000	1,587,644
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,550,269
City of Union City, CA
0.000%, 07/01/2025 (h)	2,105,000	1,858,796
City of Whittier, CA
1.566%, 06/01/2028	1,085,000	906,631
1.724%, 06/01/2029	1,685,000	1,374,929
Coachella Valley Unified School District, CA
0.000%, 08/01/2034 (h)	1,100,000	695,601
Coast Community College District
2.957%, 08/01/2038	15,000,000	11,419,230
County of San Diego, CA
6.029%, 08/15/2026	590,000	601,712
County of Santa Cruz, CA
1.444%, 06/01/2028	3,385,000	2,886,770
1.661%, 06/01/2029	2,965,000	2,484,027
1.811%, 06/01/2030	3,900,000	3,203,965
East Side Union High School District
5.320%, 04/01/2036	6,765,000	6,756,726
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,265,000	1,409,436
Gateway Unified School District, CA
0.000%, 08/01/2033 (h)	2,315,000	1,531,605
0.000%, 08/01/2035 (h)	2,315,000	1,384,176
0.000%, 08/01/2036 (h)	2,315,000	1,313,239
Golden State Tobacco Securitization Corp.
2.787%, 06/01/2031	15,930,000	12,879,056
3.000%, 06/01/2046	12,145,000	11,242,967
Hercules Redevelopment Agency Successor Agency
4.913%, 08/01/2033	5,460,000	5,343,723
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	14,415,000	13,501,803
Northern California Power Agency
5.679%, 06/01/2035	9,765,000	10,203,405
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (h)	4,400,000	2,205,452
Pasadena Unified School District
2.881%, 05/01/2037	6,030,000	4,798,395
Peralta Community College District
0.000%, 08/05/2031 (h)	12,350,000	10,737,609
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (h)	7,600,000	4,658,413
San Diego Unified School District
0.000%, 07/01/2036 (h)	7,895,000	4,730,161
San Francisco City & County Redevelopment Agency Successor Agency
2.743%, 08/01/2032	5,000,000	4,122,949
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (h)	5,240,000	2,567,560
5.750%, 08/01/2037	19,400,000	20,313,643
8.406%, 08/01/2039	4,820,000	6,093,532
Santa Ana Unified School District
0.000%, 08/01/2037 (h)	3,955,000	2,127,697
State of California
7.550%, 04/01/2039	28,000,000	36,054,715
West Contra Costa Unified School District
0.000%, 08/01/2036 (h)	5,000,000	2,925,086
West Sonoma County Union High School District
0.000%, 08/01/2037 (h)	1,840,000	995,578
William S. Hart Union High School District
0.000%, 08/01/2036 (h)	1,050,000	629,269
Yosemite Community College District
0.000%, 08/01/2038 (h)	6,110,000	3,123,232
Yuba Community College District
0.000%, 08/01/2038 (h)	5,055,000	2,644,087
		281,278,668
Colorado - 0.42%
Board of Governors of Colorado State University System
2.644%, 03/01/2034	6,275,000	5,012,476
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	2,650,000	2,526,099
Colorado Health Facilities Authority
3.696%, 11/01/2039	4,825,000	3,962,895
3.796%, 11/01/2044	11,815,000	9,364,226
		20,865,696
Connecticut - 0.23%
State of Connecticut
3.000%, 01/15/2037	7,075,000	6,230,051
Town of West Hartford, CT
2.764%, 07/01/2041	7,025,000	5,167,143
		11,397,194
District of Columbia - 0.27%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,310,000	13,505,492
Florida - 1.43%
City of Gainesville, FL
0.000%, 10/01/2027 (h)	4,610,000	3,567,601
0.000%, 10/01/2028 (h)	1,400,000	1,023,824
County of Miami-Dade Seaport Department
2.162%, 10/01/2032	4,000,000	3,077,494
County of Miami-Dade, FL Seaport Department
1.962%, 10/01/2031	4,235,000	3,334,431
2.012%, 10/01/2031	6,940,000	5,424,734
County of Miami-Dade, FL Transit System
1.650%, 07/01/2030	6,095,000	4,864,423
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	7,000,000	6,242,055
JEA Water & Sewer System Revenue
3.000%, 10/01/2041	5,045,000	4,205,446
Reedy Creek Improvement District
2.497%, 06/01/2034	4,500,000	3,300,708
2.547%, 06/01/2035	4,500,000	3,226,474
2.731%, 06/01/2038	18,500,000	12,866,295
State Board of Administration Finance Corp.
2.154%, 07/01/2030	15,537,000	12,554,620
Tampa-Hillsborough County Expressway Authority
1.892%, 07/01/2029	4,750,000	3,875,612
1.942%, 07/01/2030	4,305,000	3,419,851
		70,983,568
Georgia - 0.24%
Municipal Electric Authority of Georgia
2.497%, 01/01/2031	10,355,000	8,306,075
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	1,669,445
3.000%, 10/01/2029	2,000,000	1,752,401
		11,727,921
Hawaii - 0.04%
State of Hawaii
2.532%, 10/01/2036	2,500,000	1,883,791
Illinois - 0.35%
Chicago O'Hare International Airport
2.446%, 01/01/2031	8,500,000	6,985,625
Illinois Finance Authority
3.510%, 05/15/2041	7,000,000	4,784,664
Metropolitan Pier & Exposition Authority
0.000%, 12/15/2036 (h)	5,000,000	2,600,641
State of Illinois
5.750%, 01/01/2037	3,000,000	3,007,631
		17,378,561
Indiana - 0.20%
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	2,882,426
Indianapolis Local Public Improvement Bond Bank
2.473%, 01/01/2040	9,500,000	6,861,924
		9,744,350
Kansas - 0.04%
Kansas Development Finance Authority
4.927%, 04/15/2045	2,005,000	1,903,154
Kentucky - 0.21%
County of Warren, KY
3.921%, 12/01/2031	825,000	770,318
4.397%, 12/01/2038	1,540,000	1,411,483
Kentucky State Property & Building Commission
2.123%, 09/01/2030	2,755,000	2,198,314
2.223%, 09/01/2031	3,350,000	2,609,959
Louisville and Jefferson County Metropolitan Sewer District
2.250%, 05/15/2044	4,880,000	3,356,118
		10,346,192
Louisiana - 0.73%
City of New Orleans LA Water System Revenue
2.889%, 12/01/2041	2,530,000	1,724,521
City of New Orleans, LA
2.220%, 09/01/2029	6,400,000	5,408,561
City of New Orleans, LA Sewerage Service Revenue
1.791%, 06/01/2030	1,000,000	790,723
1.891%, 06/01/2031	1,575,000	1,215,293
City of New Orleans, LA Water System Revenue
1.691%, 12/01/2029	1,800,000	1,436,751
1.841%, 12/01/2030	3,120,000	2,436,127
1.941%, 12/01/2031	1,635,000	1,247,317
East Baton Rouge Sewerage Commission
2.437%, 02/01/2039	2,500,000	1,665,243
State of Louisiana
1.792%, 06/15/2033	1,900,000	1,362,878
State of Louisiana Gasoline & Fuels Tax Revenue
2.230%, 05/01/2036	8,000,000	5,860,076
2.530%, 05/01/2041	10,445,000	7,342,564
2.830%, 05/01/2043	8,135,000	5,651,693
		36,141,747
Maine - 0.20%
Maine Health & Higher Educational Facilities Authority
3.118%, 07/01/2043	14,250,000	9,788,852
Maryland - 0.14%
Maryland Stadium Authority
2.805%, 05/01/2040	7,000,000	5,177,941
State of Maryland Department of Transportation
1.686%, 08/01/2030	2,110,000	1,652,590
		6,830,531
Massachusetts - 0.19%
City of Worcester, MA
6.250%, 01/01/2028	2,875,000	2,984,512
Commonwealth of Massachusetts
2.375%, 09/01/2043	3,250,000	2,374,324
Commonwealth of Massachusetts Transportation Fund Revenue
5.631%, 06/01/2030	1,050,000	1,091,945
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	1,814,767
3.831%, 07/01/2024	450,000	442,986
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	571,897
		9,280,431
Michigan - 1.06%
City of Detroit, MI
4.000%, 04/01/2044	8,700,000	6,405,451
Detroit City School District
7.747%, 05/01/2039	10,425,000	12,289,505
Great Lakes Water Authority Sewage Disposal System Revenue
2.615%, 07/01/2036	1,000,000	749,322
3.056%, 07/01/2039	13,975,000	10,635,586
Michigan Finance Authority
3.084%, 12/01/2034	5,095,000	4,279,584
3.267%, 06/01/2039	19,000,000	15,535,432
3.610%, 11/01/2032	3,000,000	2,674,420
		52,569,300
Minnesota - 0.42%
Western Minnesota Municipal Power Agency
3.156%, 01/01/2039	17,500,000	13,878,055
White Bear Lake Independent School District No. 624
3.000%, 02/01/2044	8,330,000	6,758,592
		20,636,647
Mississippi - 0.11%
Mississippi Development Bank
5.460%, 10/01/2036	5,260,000	5,427,475
Missouri - 0.14%
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	7,950,000	7,091,613
Nebraska - 0.04%
District Energy Corp.
2.390%, 07/01/2036	2,830,000	2,168,495
Nevada - 0.29%
City of North Las Vegas, NV
6.572%, 06/01/2040	12,655,000	14,328,414
New Hampshire - 0.07%
New Hampshire Business Finance Authority
3.278%, 10/01/2037	4,895,000	3,323,147
New Jersey - 1.44%
City of Newark, NJ
4.100%, 11/01/2028	2,830,000	2,778,382
Clifton Board Of Education
2.125%, 08/15/2044	4,560,000	3,110,734
County of Essex, NJ
2.000%, 09/01/2044	3,560,000	2,248,705
Mercer County Improvement Authority
8.270%, 12/01/2034	14,455,000	17,389,935
New Jersey Economic Development Authority
0.000%, 02/15/2025 (h)	20,188,000	18,080,345
7.425%, 02/15/2029	10,000,000	10,819,922
New Jersey Institute of Technology
3.323%, 07/01/2024	1,540,000	1,513,845
3.415%, 07/01/2042	6,455,000	4,871,140
New Jersey Turnpike Authority
2.113%, 01/01/2033	6,250,000	4,821,664
7.102%, 01/01/2041	4,500,000	5,514,091
		71,148,763
New York - 1.14%
New York City Industrial Development Agency
2.436%, 01/01/2036	5,850,000	4,071,691
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/2030	20,000,000	19,039,802
New York Liberty Development Corp.
2.250%, 02/15/2041	13,595,000	9,450,596
3.000%, 02/15/2042	5,500,000	4,289,438
3.000%, 09/15/2043	12,500,000	10,226,956
New York State Dormitory Authority
2.746%, 07/01/2030	6,430,000	5,449,277
5.096%, 08/01/2034	3,125,000	2,933,553
Western Nassau County Water Authority
2.958%, 04/01/2041	1,500,000	1,097,861
		56,559,174
Ohio - 1.14%
American Municipal Power, Inc.
7.499%, 02/15/2050	4,480,000	5,416,297
7.834%, 02/15/2041	7,890,000	9,618,004
County of Hamilton, OH
3.374%, 06/01/2034	285,000	237,626
3.756%, 06/01/2042	8,700,000	6,784,241
Franklin County Convention Facilities Authority
2.022%, 12/01/2030	5,485,000	4,530,151
2.472%, 12/01/2034	22,100,000	17,478,081
JobsOhio Beverage System
2.833%, 01/01/2038	7,540,000	5,910,712
Ohio Higher Educational Facility Commission
4.500%, 12/01/2026	4,025,000	3,861,593
South-Western City School District
0.000%, 12/01/2028 (h)	2,735,000	2,054,004
Sycamore Community City School District
5.850%, 12/01/2028	605,000	646,569
		56,537,278
Oklahoma - 0.82%
Oklahoma City Economic Development Trust
1.891%, 03/01/2031	1,545,000	1,236,704
Oklahoma Development Finance Authority
4.623%, 06/01/2044	5,000,000	4,742,710
5.269%, 10/01/2042	10,000,000	10,286,670
5.450%, 08/15/2028	5,520,000	4,854,089
Oklahoma Municipal Power Authority
2.431%, 01/01/2034	3,870,000	3,082,223
2.501%, 01/01/2035	3,475,000	2,733,964
2.551%, 01/01/2036	2,390,000	1,850,554
2.803%, 01/01/2041	15,500,000	11,692,834
		40,479,748
Oregon - 0.06%
Hospital Facilities Authority of Multnomah County Oregon
1.250%, 06/01/2026	2,610,000	2,352,941
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	865,324
		3,218,265
Pennsylvania - 0.97%
Berks County Industrial Development Authority
3.950%, 05/15/2024	490,000	480,298
4.450%, 05/15/2027	800,000	766,725
City of Philadelphia, PA
1.838%, 07/15/2031	2,500,000	1,905,401
Commonwealth Financing Authority
2.758%, 06/01/2030	1,040,000	889,303
2.991%, 06/01/2042	9,810,000	7,072,270
3.657%, 06/01/2038	13,820,000	11,663,386
4.014%, 06/01/2033	2,750,000	2,557,217
Montgomery County Industrial Development Authority
3.150%, 11/15/2028	10,000,000	8,452,692
Pennsylvania Economic Development Financing Authority
3.143%, 06/15/2042	7,600,000	5,556,757
Pennsylvania Turnpike Commission
3.000%, 12/01/2042	9,095,000	7,126,124
Union County Hospital Authority
3.800%, 08/01/2023	295,000	293,028
4.400%, 08/01/2028	1,060,000	1,038,872
		47,802,073
Puerto Rico - 0.41%
Children's Trust Fund
5.375%, 05/15/2033	120,000	120,038
Commonwealth of Puerto Rico
0.000%, 07/01/2024 (h)	153,671	141,216
0.000%, 07/01/2033 (h)	592,257	325,102
0.000%, 11/01/2043 (h)	2,291,998	1,045,724
4.000%, 07/01/2033	460,219	401,007
4.000%, 07/01/2035	413,675	352,786
4.000%, 07/01/2037	355,042	296,735
4.000%, 07/01/2041	482,722	387,977
4.000%, 07/01/2046	502,024	387,737
5.250%, 07/01/2023	255,706	256,827
5.375%, 07/01/2025	512,555	519,954
5.625%, 07/01/2027	507,913	520,221
5.625%, 07/01/2029	499,673	512,195
5.750%, 07/01/2031	485,328	498,522
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	10,708,965	8,968,758
Puerto Rico Highway & Transportation Authority
0.000%, 07/01/2026 (e)(h)	7,000,000	5,541,665
		20,276,464
South Carolina - 0.08%
South Carolina Jobs-Economic Development Authority
2.729%, 07/01/2030	5,030,000	4,205,351
Tennessee - 0.04%
New Memphis Arena Public Building Authority
0.000%, 04/01/2044 (h)	1,800,000	649,014
0.000%, 04/01/2045 (h)	2,000,000	678,564
0.000%, 04/01/2046 (h)	1,700,000	539,812
		1,867,390
Texas - 2.64%
Board of Regents of the University of Texas System
5.134%, 08/15/2042	2,710,000	2,813,665
City of Dallas, TX
0.000%, 02/15/2031 (h)	10,000,000	6,396,603
0.000%, 02/15/2032 (h)	15,000,000	9,043,411
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,210,257
City of Houston, TX
3.961%, 03/01/2047	5,800,000	5,068,221
5.508%, 03/01/2036	5,400,000	5,663,042
5.538%, 03/01/2037	4,100,000	4,321,226
6.290%, 03/01/2032	860,000	901,144
City of Houston, TX Airport System Revenue
2.385%, 07/01/2031	19,835,000	16,077,513
6.880%, 01/01/2028	2,025,000	2,117,431
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,541,520
City of San Antonio, TX Electric & Gas Systems Revenue
5.718%, 02/01/2041	5,645,000	6,005,621
5.985%, 02/01/2039	13,425,000	14,679,909
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,075,942
Dallas Fort Worth International Airport
2.994%, 11/01/2038	16,480,000	13,331,994
Downtown Dallas Development Authority
0.000%, 08/15/2036 (h)	6,730,000	3,018,918
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	17,015,000	12,434,912
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (e)(g)	220,000	70,400
North Texas Tollway Authority
8.410%, 02/01/2030	5,090,000	5,738,110
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	7,000,000	5,723,336
Stafford Municipal School District
3.084%, 08/15/2041	1,525,000	1,171,247
Texas Transportation Commission
2.013%, 10/01/2037	6,295,000	4,185,129
		130,589,551
Utah - 0.09%
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,356,572
Virginia - 0.33%
County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,570,558
University of Virginia
6.200%, 09/01/2039	10,180,000	11,757,037
		16,327,595
Washington - 0.41%
King County Housing Authority
3.000%, 06/01/2040	3,005,000	2,428,209
NJB Properties
5.510%, 12/01/2036	7,665,000	7,844,651
Pierce County School District No. 10 Tacoma
2.357%, 12/01/2039	14,560,000	10,094,902
		20,367,762
West Virginia - 0.08%
Tobacco Settlement Finance Authority
2.701%, 06/01/2030	4,770,000	3,861,530
Wisconsin - 0.22%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (h)	1,000,000	393,699
Public Finance Authority
4.153%, 05/15/2031	3,635,000	3,471,590
5.000%, 05/15/2032 (a)	1,275,000	1,192,721
7.500%, 06/01/2029 (a)	5,750,000	5,690,421
		10,748,431
TOTAL MUNICIPAL BONDS (Cost $1,324,757,469)		1,128,665,992

US GOVERNMENT NOTES/BONDS - 5.35%
United States Treasury Note/Bonds
1.500%, 02/29/2024	54,750,000	52,676,558
1.750%, 03/15/2025	75,000,000	70,904,297
1.875%, 02/15/2041	25,000,000	17,978,027
2.375%, 02/15/2042	50,000,000	38,710,937
3.250%, 05/15/2042	25,000,000	22,333,984
3.375%, 08/15/2042	30,000,000	27,304,688
4.000%, 11/15/2042	35,000,000	34,967,188
TOTAL US GOVERNMENT NOTES/BONDS (Cost $282,234,451)		264,875,679

SHORT-TERM INVESTMENTS - 1.64%
First American Government Obligations Fund - Class X, 3.660% (l)	81,200,185	81,200,185
TOTAL SHORT-TERM INVESTMENTS (Cost $81,200,185)		81,200,185

Total Investments (Cost $5,750,762,497) - 99.40%		4,919,470,299
Other Assets in Excess of Liabilities - 0.60%		29,841,309
TOTAL NET ASSETS - 100.00%		$4,949,311,608

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2022.
(c)	Foreign issued security.
(d)	Perpetual maturity. The date referenced is the next call date.
(e)	Represents an illiquid security. The total market value of these securities were $29,341,562, representing 0.59% of net assets as of November 30, 2022.
(f)	Variable rate security; the rate shown represents the rate at November 30, 2022. The coupon is based on an underlying pool of loans.
(g)	Default or other conditions exist at November 30, 2022.
(h)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(i)	Step-up bond; the rate shown represents the rate at November 30, 2022.
(j)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(k)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(l)	Seven day yield at November 30, 2022.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate
TSFR3M	3 Month Term Secured Overnight Financing Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at November 30, 2022

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$151,819,430	$-	$151,819,430
Collateralized Loan Obligations	-	333,891,920	-	333,891,920
Corporate Bonds	-	1,081,888,621	-	1,081,888,621
Non-Agency Residential Mortgage Backed Securities	-	547,475,004	-	547,475,004
Non-Agency Commercial Mortgage Backed Securities	-	910,194,659	-	910,194,659
Agency Commercial Mortgage Backed Securities	-	419,458,809	-	419,458,809
Municipal Bonds	-	1,128,665,992	-	1,128,665,992
US Government Notes/Bonds	-	264,875,679	-	264,875,679
Total Fixed Income	-	4,838,270,114	-	4,838,270,114

Short-Term Investments	81,200,185	-	-	81,200,185
Total Investments In Securities	$81,200,185	$4,838,270,114	$-	$4,919,470,299

For the period ended November 30, 2022, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.